United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Six months ended 06/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2014
Share Class
Primary
Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(2.9)%
Derivative Contracts—Short (notional value)[2]	(1.4)%
Domestic Equity Securities	37.3%
International Equity Securities	23.5%
U.S. Treasury Securities	9.4%
Trade Finance Agreements	6.4%
Domestic Fixed-Income Securities	4.2%
Floating Rate Loan	3.0%
U.S. Government Agency Mortgage-Backed Securities	1.8%
International Fixed-Income Securities	1.5%
Non-Agency Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.2%
Foreign Governments/Agencies	0.2%
U.S. Government Agency Securities	0.1%
Adjustment for Derivative Contracts (notional value)[2]	1.4%
Derivative Contracts[3,4]	(0.0)%
Other Security Types[5]	2.1%
Cash Equivalents[6]	10.4%
Other Assets and Liabilities—Net[7]	2.5%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of exchange-traded funds and purchased put options.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—84.9%[1]
15,774		Emerging Markets Fixed Income Core Fund	$564,810
623,396		Federated Bank Loan Core Fund	6,371,104
844,049		Federated Clover Small Value Fund, Institutional Shares	23,835,931
2,829,090		Federated Equity Income Fund, Inc., Institutional Shares	71,208,199
648,060		Federated InterContinental Fund, Institutional Shares	35,688,648
856,736		Federated Intermediate Corporate Bond Fund, Institutional Shares	8,293,208
467,071		Federated Mortgage Core Portfolio	4,633,348
1,617,017		Federated Project and Trade Finance Core Fund	15,822,678
4,696,179		Federated Prudent Bear Fund, Institutional Shares	11,693,485
89,691		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	995,565
246,046		High Yield Bond Portfolio	1,655,892
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $171,564,424)	180,762,868
		CORPORATE BONDS—0.4%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,397
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	61,739
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,268
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,656
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	54,315
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	43,012
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	52,270
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	15,558
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,527
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,787
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	101,036
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,924
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	140,072
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,441
90,000		Williams Partners LP, 4.900%, 1/15/2045	89,699
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	57,301
		TOTAL CORPORATE BONDS (IDENTIFIED COST $752,656)	812,002
		ASSET-BACKED SECURITY—0.1%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.521%, 12/15/2021 (IDENTIFIED COST $150,000)	150,035
		EXCHANGE-TRADED FUND—2.0%
162,528	[4]	PowerShares DB Commodity Index Tracking Fund (IDENTIFIED COST $4,531,927)	4,319,994
		U.S. TREASURY—6.6%
1,033,689		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	1,132,707
1,550,155		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	1,781,467
3,409,428		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	3,529,523
1,099,270		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	1,200,716
1,643,453		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,800,288
2,572,038		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	2,639,203
647,063		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	669,141
812,347		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	836,059
194,000		United States Treasury Bond, 3.375%, 5/15/2044	194,849
Semi-Annual Shareholder Report
2

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$200,000	United States Treasury Note, 0.375%, 5/31/2016	$199,797
	TOTAL U.S. TREASURY (IDENTIFIED COST $13,784,639)	13,983,750
	REPURCHASE AGREEMENT—6.0%
12,752,000	Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	12,752,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $203,535,646)[5]	212,780,649
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	61,230
	TOTAL NET ASSETS—100%	$212,841,879
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Ultra Bond Long Futures	12	$1,799,250	September 2014	$28,219
[4]United States Treasury Notes 2-Year Long Futures	11	$2,415,531	September 2014	$1,350
[4]United States Treasury Notes 5-Year Short Futures	10	$1,194,609	September 2014	$1,228
[4]United States Treasury Notes 10-Year Short Futures	24	$3,004,125	September 2014	$(8,820)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$21,977
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, this restricted security amounted to $54,315, which represented 0.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, this liquid restricted security amounted to $54,315, which represented 0.0% of total net assets.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $203,558,812.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
3

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$164,940,190	$15,822,678	$—	$180,762,868
Debt Securities:
Corporate Bonds	—	812,002	—	812,002
Asset-Backed Security	—	150,035	—	150,035
U.S. Treasury	—	13,983,750	—	13,983,750
Exchange-Traded Fund	4,319,994	—	—	4,319,994
Repurchase Agreement	—	12,752,000	—	12,752,000
TOTAL SECURITIES	$169,260,184	$43,520,465	$—	$212,780,649
OTHER FINANCIAL INSTRUMENTS[2]	$21,977	$—	$—	$21,977
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
TIPS	—Treasury Inflation Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.06	$6.25	$6.02	$6.40	$5.72	$5.10
Income From Investment Operations:
Net investment income	0.04[1]	0.11[1]	0.07	0.04	0.04	0.05[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.18	0.91	0.54	(0.38)	0.70	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.22	1.02	0.61	(0.34)	0.74	0.68
Less Distributions:
Distributions from net investment income	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)	(0.06)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.34)	(0.14)	(0.35)	—	—	—
TOTAL DISTRIBUTIONS	(1.46)	(0.21)	(0.38)	(0.04)	(0.06)	(0.06)
Net Asset Value, End of Period	$5.82	$7.06	$6.25	$6.02	$6.40	$5.72
Total Return[2]	3.85%	16.45%	10.17%	(5.29)%	13.07%	13.48%
Ratios to Average Net Assets:
Net expenses	0.33%[3]	0.50%	1.04%[4]	1.13%[4]	1.18%[4]	1.18%[4]
Net investment income	1.35%[3]	1.62%	0.99%	0.86%	0.67%	0.97%
Expense waiver/reimbursement[5]	0.58%[3]	0.53%	0.01%	0.03%	0.17%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,291	$169,658	$165,598	$176,315	$72,320	$60,961
Portfolio turnover	21%	137%	103%	229%	260%	274%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.04%, 1.13%, 1.18% and 1.12% for the years ended December 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.07	$6.26	$6.02	$6.40	$5.71	$5.08
Income From Investment Operations:
Net investment income	0.03[1]	0.14[1]	0.06	0.04	0.02	0.03[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.18	0.86	0.55	(0.39)	0.72	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.21	1.00	0.61	(0.35)	0.74	0.67
Less Distributions:
Distributions from net investment income	(0.12)	(0.05)	(0.02)	(0.03)	(0.05)	(0.04)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.34)	(0.14)	(0.35)	—	—	—
TOTAL DISTRIBUTIONS	(1.46)	(0.19)	(0.37)	(0.03)	(0.05)	(0.04)
Net Asset Value, End of Period	$5.82	$7.07	$6.26	$6.02	$6.40	$5.71
Total Return[2]	3.66%	16.11%	10.03%	(5.51)%	13.01%	13.27%
Ratios to Average Net Assets:
Net expenses	0.57%[3]	0.75%	1.29%[4]	1.40%[4]	1.43%[4]	1.43%[4]
Net investment income	1.14%[3]	2.01%	0.73%	0.42%	0.45%	0.68%
Expense waiver/reimbursement[5]	0.60%[3]	0.54%	0.01%	0.03%	0.18%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,551	$10,101	$4,146	$4,781	$7,296	$4,756
Portfolio turnover	21%	137%	103%	229%	260%	274%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.29%, 1.40%, 1.43% and 1.37% for the years ended December 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $180,762,868 of investment in affiliated holdings (Note 5) (identified cost $203,535,646)		$212,780,649
Cash		64
Cash denominated in foreign currencies (identified cost $57)		56
Restricted cash (Note 2)		17,605
Income receivable		55,102
Receivable for shares sold		213,856
Receivable for daily variation margin		5,641
TOTAL ASSETS		213,072,973
Liabilities:
Payable for shares redeemed	$187,963
Payable for Directors'/Trustees' fees (Note 5)	146
Payable for auditing fees	12,228
Payable for portfolio accounting fees	9,571
Payable for distribution services fee (Note 5)	8,527
Payable for printing and postage	4,926
Accrued expenses (Note 5)	7,733
TOTAL LIABILITIES		231,094
Net assets for 36,569,339 shares outstanding		$212,841,879
Net Assets Consist of:
Paid-in capital		$213,707,478
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		9,266,979
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(11,401,437)
Undistributed net investment income		1,268,859
TOTAL NET ASSETS		$212,841,879
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$168,290,505 ÷ 28,913,963 shares outstanding, no par value, unlimited shares authorized		$5.82
Service Shares:
$44,551,374 ÷ 7,655,376 shares outstanding, no par value, unlimited shares authorized		$5.82
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)		$1,432,163
Interest		167,094
Investment income allocated from affiliated partnership (Note 5)		18,808
TOTAL INCOME		1,618,065
Expenses:
Investment adviser fee (Note 5)	$721,069
Administrative fee (Note 5)	75,105
Custodian fees	6,435
Transfer agent fee	9,694
Directors'/Trustees' fees (Note 5)	885
Auditing fees	12,728
Legal fees	6,750
Portfolio accounting fees	31,479
Distribution services fee (Note 5)	33,643
Printing and postage	7,860
Miscellaneous (Note 5)	4,093
TOTAL EXPENSES	909,741
Waiver/reimbursement of investment adviser fee (Note 5)	(562,400)
Net expenses		347,341
Net investment income		1,270,724
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $11,900 on sales of investments in affiliated holdings (Note 5))		75,790
Net realized gain on futures contracts		39,365
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)		4,006
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,199,189
Net change in unrealized depreciation of futures contracts		33,476
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		6,351,826
Change in net assets resulting from operations		$7,622,550
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,270,724	$2,873,115
Net realized gain on investments, including allocation from partnership, futures contracts and foreign currency transactions	119,161	41,377,608
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	6,232,665	(17,408,858)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,622,550	26,841,865
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,874,468)	(1,738,489)
Service Shares	(430,562)	(32,245)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(31,489,099)	(3,555,556)
Service Shares	(4,843,856)	(90,122)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,637,985)	(5,416,412)
Share Transactions:
Proceeds from sale of shares	38,482,808	9,092,687
Net asset value of shares issued to shareholders in payment of distributions declared	39,637,985	5,416,412
Cost of shares redeemed	(13,022,339)	(25,919,266)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	65,098,454	(11,410,167)
Change in net assets	33,083,019	10,015,286
Net Assets:
Beginning of period	179,758,860	169,743,574
End of period (including undistributed net investment income of $1,268,859 and $3,303,165, respectively)	$212,841,879	$179,758,860
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,646,585 and $2,294,185, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$21,977*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$39,365

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$33,476
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	316,192	$2,026,494	349,190	$2,368,858
Shares issued to shareholders in payment of distributions declared	6,125,413	34,363,567	800,915	5,294,045
Shares redeemed	(1,544,360)	(9,594,741)	(3,617,118)	(24,434,809)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	4,897,245	$26,795,320	(2,467,013)	$(16,771,906)

	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,843,851	$36,456,314	965,815	$6,723,829
Shares issued to shareholders in payment of distributions declared	940,181	5,274,418	18,457	122,367
Shares redeemed	(557,541)	(3,427,598)	(218,021)	(1,484,457)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	6,226,491	$38,303,134	766,251	$5,361,739
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,123,736	$65,098,454	(1,700,762)	$(11,410,167)
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $203,558,812. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $9,221,837. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,599,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,378,053.
At December 31, 2013, the Fund had a capital loss carryforward of $11,543,600 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$9,283,935	NA	$9,283,935
2017	$2,259,665	NA	$2,259,665
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the Adviser voluntarily waived $54,996 of its fee.
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Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2014, the Sub-Adviser earned a fee of $159,822.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntary choose to waive any portion of its fee. For the six months ended June 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$33,643
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2014, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2014, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Effective May 1, 2014, the Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2014, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $1,631.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2014, the Adviser reimbursed $507,404. Transactions involving the affiliated holdings during the six months ended June 30, 2014, were as follows:
	Balance of Shares Held 12/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2014	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribution/ Allocated Net Realized Gain (Loss)
Emerging Markets Fixed Income Core Fund	22,938	6,126	(13,290)	15,774	$564,810	$18,808	$4,006
Federated Bank Loan Core Fund	—	623,396	—	623,396	$6,371,104	$49,837	$—
Federated Clover Small Value Fund, Institutional Shares	767,853	84,230	(8,034)	844,049	$23,835,931	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	2,596,500	312,477	(79,887)	2,829,090	$71,208,199	$777,034	$—
Federated Inflation-Protected Securities Core Fund	918,379	24,150	(942,529)	—	$—	$—	$—
Federated InterContinental Fund, Institutional Shares	605,828	103,705	(61,473)	648,060	$35,688,648	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	663,449	390,287	(197,000)	856,736	$8,293,208	$154,374	$—
Federated Mortgage Core Portfolio	357,898	238,564	(129,391)	467,071	$4,633,348	$63,668	$—
Federated Project and Trade Finance Core Fund	1,618,369	26,474	(27,826)	1,617,017	$15,822,678	$318,010	$—
Federated Prudent Bear Fund, Institutional Shares	3,599,066	1,228,976	(131,863)	4,696,179	$11,693,485	$—	$—
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	178,067	582	(88,958)	89,691	$995,565	$8,051	$—
High Yield Bond Portfolio	281,058	75,814	(110,826)	246,046	$1,655,892	$61,189	$—
TOTAL OF AFFILIATED TRANSACTIONS	11,609,405	3,114,781	(1,791,077)	12,933,109	$180,762,868	$1,450,971	$4,006
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$33,556,571
Sales	$21,372,555
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,038.50	$1.67[2]
Service Shares	$1,000	$1,036.60	$2.88
Hypothetical (assuming a 5% return before expenses:
Primary Shares	$1,000	$1,023.16	$1.66[2]
Service Shares	$1,000	$1,021.97	$2.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.33%
Service Shares	0.57%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.29% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.47 and $1.45, respectively.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Managed Tail Risk Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Semi-Annual Shareholder Report
18

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
21

Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	29.1%
Domestic Equity Securities	26.2%
International Fixed-Income Securities	22.6%
International Equity Securities	14.2%
U.S. Treasury Securities	2.7%
Derivative Contracts[2]	0.2%
Cash Equivalents[3]	5.3%
Other Assets and Liabilities—Net[4]	(0.3)%
TOTAL	100.0%
At June 30, 2014, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Energy	20.7%
Financials	13.3%
Industrials	11.5%
Health Care	11.1%
Utilities	10.4%
Information Technology	9.6%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Telecommunication Services	6.0%
Materials	3.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—29.0%
	Consumer Discretionary—2.4%
93,215	Corus Entertainment, Inc., Class B	$2,181,321
40,025	Gannett Co., Inc.	1,253,183
9,755	Garmin Ltd.	594,079
61,100	InterContinental Hotels Group PLC, ADR	2,536,261
232,886	Regal Entertainment Group	4,913,894
52,452	Six Flags Entertainment Corp.	2,231,833
	TOTAL	13,710,571
	Consumer Staples—2.3%
67,751	Altria Group, Inc.	2,841,477
71,776	Lorillard, Inc.	4,376,183
36,213	Philip Morris International, Inc.	3,053,118
56,408	Reynolds American, Inc.	3,404,223
	TOTAL	13,675,001
	Energy—8.4%
35,759	ARC Resources Ltd.	1,088,806
64,640	BP PLC, ADR	3,409,760
94,592	Baytex Energy Corp.	4,365,921
189,887	Bonavista Energy Corp.	2,913,125
37,010	ConocoPhillips	3,172,867
110,540	Crescent Point Energy Corp.	4,898,961
66,935	ENI SpA, ADR	3,674,732
46,229	HollyFrontier Corp.	2,019,745
16,943	Kinder Morgan, Inc.	614,353
419,107	Pengrowth Energy Corp.	3,004,703
74,862	Royal Dutch Shell PLC	6,166,383
154,700	Ship Finance International Ltd.	2,875,873
100,173	Total SA, ADR	7,232,491
27,555	Transocean Ltd.	1,240,802
28,166	Vermilion Energy, Inc.	1,959,913
	TOTAL	48,638,435
	Financials—3.9%
130,523	Ares Capital Corp.	2,331,141
44,788	Bank of Montreal	3,295,949
162,314	Hospitality Properties Trust	4,934,345
32,591	Mercury General Corp.	1,533,081
156,900	Old Republic International Corp.	2,595,126
72,369	Progressive Corp. Ohio	1,835,278
31,626	Royal Bank of Canada, Montreal	2,259,045
112,165	Sun Life Financial Services of Canada	4,117,577
	TOTAL	22,901,542
	Health Care—3.0%
21,097	AbbVie Inc.	1,190,715
78,855	GlaxoSmithKline PLC, ADR	4,217,165
42,900	Lilly (Eli) & Co.	2,667,093
79,451	Merck & Co., Inc.	4,596,240
151,444	Pfizer, Inc.	4,494,858
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
10,479		Sanofi ADR	$557,169
		TOTAL	17,723,240
		Industrials—1.8%
25,895		BAE Systems PLC, ADR	773,225
13,119		Deere & Co.	1,187,925
20,976		Deluxe Corp.	1,228,774
133,962		Donnelley (R.R.) & Sons Co.	2,271,995
22,405		Lockheed Martin Corp.	3,601,156
41,235		Pitney Bowes, Inc.	1,138,911
		TOTAL	10,201,986
		Information Technology—2.5%
38,686		CA, Inc.	1,111,836
47,113		Cisco Systems, Inc.	1,170,758
117,213		Intel Corp.	3,621,882
15,995		KLA-Tencor Corp.	1,161,877
11,660		Lexmark International, Inc.	561,545
52,913		Microsoft Corp.	2,206,472
47,251		Seagate Technology	2,684,802
76,037		Symantec Corp.	1,741,247
		TOTAL	14,260,419
		Materials—0.7%
23,125		International Paper Co.	1,167,119
28,761		LyondellBasell Industries NV, Class A	2,808,511
		TOTAL	3,975,630
		Telecommunication Services—2.4%
62,537		AT&T, Inc.	2,211,308
47,578		BCE, Inc.	2,158,138
75,270		CenturyLink, Inc.	2,724,774
705,199		Frontier Communications Corp.	4,118,362
11,238		Verizon Communications	549,876
238,185		Windstream Holdings, Inc.	2,372,323
		TOTAL	14,134,781
		Utilities—1.6%
37,760		Ameren Corp.	1,543,629
56,017		National Grid PLC, ADR	4,166,544
209,338		Northland Power, Inc.	3,576,432
		TOTAL	9,286,605
		TOTAL COMMON STOCKS (IDENTIFIED COST $140,473,546)	168,508,210
		PREFERRED STOCKS—11.4%
		Consumer Discretionary—0.8%
395,000	[1,2]	SPLS, Issued by JPMorgan Chase & Co., ELN, 14.00%,1/23/2015	4,337,100
		Consumer Staples—0.3%
15,000		Post Holdings, Inc., Conv., Pfd., 5.25%, 6/1/2017	1,588,530
		Financials—1.4%
750		Bank of America, Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	875,250
84,809		Metlife, Inc., Conv. Pfd., 5.00%, 10/08/2014, Annual Dividend $1.25	2,710,496
18,300		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	899,811
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—continued
3,100		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	$3,763,400
		TOTAL	8,248,957
		Health Care—1.4%
24,200	[1,2,3]	ALXN, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	3,823,116
61,930		GILD, Issued By Barclays Bank PLC, ELN, 10.00%, 12/26/2014	4,557,429
		TOTAL	8,380,545
		Industrials—2.9%
51,900		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,569,958
100,000	[1,2]	DAL, Issued By JPMorgan Chase & Co., ELN, 13.65%, 11/25/2014	3,847,000
40,026		Stanley Black & Decker, I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	4,564,165
89,311		United Technologies Corp, Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	5,822,184
		TOTAL	16,803,307
		Information Technology—1.4%
6,862		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	4,063,162
139,000	[1,2,3]	MU, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	4,110,230
		TOTAL	8,173,392
		Materials—0.6%
153,005		ArcelorMittal, Conv. Bond, Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	3,441,082
		Utilities—2.6%
67,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,512,937
92,698		Dominion Resources, Inc., Conv. Pfd., 6.375%, 7/1/2017	4,878,232
57,194	[3]	Exelon Corp., Conv. Pfd., 6.50%, 6/1/2017, Annual Dividend $2.67	3,085,422
11,695	[3]	Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017	620,420
45,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 9/1/2015, Annual Dividend $2.94	2,924,550
		TOTAL	15,021,561
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $61,727,058)	65,994,474
		ADJUSTABLE RATE MORTGAGE—0.0%
$20,308		Federal National Mortgage Association, 5.510%, 9/1/2037 (IDENTIFIED COST $20,454)	21,201
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019 (IDENTIFIED COST $224,972)	227,398
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	999,438
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	387,266
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	626,821
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	60,200
1,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 4.102%, 6/10/2046	1,071,429
609,058		Federal National Mortgage Association REMIC 2006-117 GF, 0.502%, 12/25/2036	609,371
565,940		Federal National Mortgage Association REMIC 2012-1 F, 0.602%, 2/25/2042	568,348
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	557,069
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	681,868
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	595,841
$1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	1,038,850
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,162,216)	7,196,501
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
$1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045 (IDENTIFIED COST $1,061,233)	$1,055,045
		CORPORATE BONDS—18.9%
		Aerospace/Defense—0.1%
450,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	488,835
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	570,299
		Automotive—0.3%
900,000	[1,2]	Metalsa, Series 144A, 4.900%, 4/24/2023	877,500
700,000	[1,2]	NEMAK SA, Series 144A, 5.500%, 2/28/2023	714,000
		TOTAL	1,591,500
		Banking—2.6%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	303,750
375,000	[1,2]	Agromercantil Senior Trust, Series 144A, 6.250%, 04/10/2019	392,812
250,000		Banco BMG SA, Series REGS, 9.950%, 11/05/2019	278,815
500,000		Banco Bradesco SA, Series REGS, 5.900%, 01/16/2021	529,400
325,000		Banco Btg Pactual/Cayman, Series REGS, 5.750%, 09/28/2022	320,366
500,000		Banco Davivienda S A, Series REGS, 5.875%, 07/09/2022	512,170
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	122,250
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	214,000
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	540,000
400,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	420,000
350,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	371,875
460,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 09/29/2020	526,240
675,000		Corpbanca, 3.125%, 01/15/2018	676,542
500,000		Emirates NBD Tier 1 Ltd., 5.75%, 05/29/2049	490,205
500,000	[1,2]	Finansbank AS, Series 144A, 5.150%, 11/01/2017	509,250
450,000	[1,2]	Finansbank AS, Series 144A, 6.250%, 04/30/2019	465,795
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	274,076
630,000	[1,2]	RSHB Capital SA, Series 144A, 5.100%, 07/25/2018	642,606
200,000		SBERBANK, Series REGS, 5.125%, 10/29/2022	190,500
400,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	381,000
500,000		Sibur Securities Ltd., Series REGS, 3.914%, 01/31/2018	483,750
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 09/13/2022	303,000
635,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.000%, 06/25/2021	631,959
500,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 3.750%, 04/15/2018	490,500
200,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.000%, 10/31/2018	204,700
800,000		VTB Bank OJSC, Series REGS, 6.000%, 04/12/2017	845,200
2,480,000	[1,2]	VTB Capital SA, Series 144A, 6.950%, 10/17/2022	2,542,000
250,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	252,800
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/05/2022	206,500
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	430,480
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	210,000
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	205,600
360,000	[1,2]	Zenith Bank Ltd., Series 144A, 6.250%, 04/22/2019	359,568
		TOTAL	15,327,709
		Beverage & Tobacco—0.2%
300,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	277,500
300,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 04/12/2023	294,750
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Beverage & Tobacco—continued
$325,000	[1,2]	Corp Lindley SA, Series 144A, 6.750%, 11/23/2021	$360,750
		TOTAL	933,000
		Broadcast Radio & TV—0.4%
450,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	453,145
125,000		Grupo Televisa S.A., 6.625%, 03/18/2025	154,684
680,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	948,056
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	246,190
400,000		TV Azteca SA de CV, Series REGS, 7.500%, 05/25/2018	428,000
		TOTAL	2,230,075
		Building & Development—0.2%
400,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	414,500
670,000	[1,2]	Odebrecht SA, Series 144A, 5.25%, 6/27/2029	673,685
		TOTAL	1,088,185
		Building Materials—0.3%
775,000		Cemex SA de C.V., Series REGS, 5.233%, 09/30/2015	809,875
500,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	533,750
250,000		West China Cement Ltd., Series REGS, 7.500%, 01/25/2016	260,000
		TOTAL	1,603,625
		Chemicals—0.2%
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	958,315
		Chemicals & Plastics—0.4%
400,000		ALPEK SA DE CV, Series REGS, 4.500%, 11/20/2022	402,800
200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	210,100
700,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	735,350
475,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	498,926
550,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	578,187
		TOTAL	2,425,363
		Communications - Cable & Satellite—0.5%
1,400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,473,217
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,681,434
		TOTAL	3,154,651
		Communications - Media & Entertainment—0.8%
1,400,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	1,687,962
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,611,632
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,450,812
		TOTAL	4,750,406
		Communications - Telecom Wirelines—0.2%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	882,679
		Communications Equipment—0.2%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	1,000,013
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	432,500
		Consumer Non-Cyclical - Food/Beverage—0.2%
1,400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	1,383,378
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	833,743
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	172,384
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	$513,755
		TOTAL	686,139
		Energy - Midstream—0.3%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,643,412
		Energy - Oil Field Services—0.3%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,741,802
		Energy/Exploration and Production—0.1%
830,000	[1,2]	PTT Exploration and Production, Series 144A, 4.875%, 12/29/2049	839,960
		Farming & Agriculture—0.1%
200,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	194,480
300,000		Marfrig Overseas Ltd., Series REGS, 9.500%, 05/04/2020	325,500
		TOTAL	519,980
		Finance—0.2%
500,000		Grupo Aval Ltd., Series REGS, 4.750%, 09/26/2022	495,000
410,000		Grupo Aval Ltd., Series REGS, 5.250%, 02/01/2017	438,700
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	327,750
		TOTAL	1,261,450
		Financial Institution - Banking—0.9%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	173,503
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,828,228
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	835,415
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	893,339
400,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	404,857
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	550,811
475,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	482,482
		TOTAL	5,168,635
		Financial Institution - Broker/Asset Mgr/Exh—0.2%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	552,571
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	420,588
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 05/21/2019	231,366
		TOTAL	1,204,525
		Financial Institution - Finance Companies—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	104,375
		Financial Institution - Insurance - P&C—0.1%
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	786,789
		Financial Intermediaries—0.3%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	418,500
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	153,375
350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	357,875
500,000	[1,2]	Financiera Independencia S.A.B. de C.V, Series 144A, 7.500%, 06/03/2019	510,625
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	221,015
300,000	[1,2]	Trust F/1401, Series 144A, 5.250%, 12/15/2024	315,750
		TOTAL	1,977,140
		Food & Beverage—0.1%
300,000	[1,2]	Marfrig Holding Europe BV, Series 144A, 6.875%, 06/24/2019	304,200
		Food Products—0.3%
400,000		Cosan Luxembourg SA, Series REGS, 5.000%, 03/14/2023	383,000
170,000		Gruma Sab De Cv, Series REGS, 7.750%, 12/29/2049	173,825
520,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	551,242
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Food Products—continued
$450,000	[1,2]	JBS Investments GmbH, Series 144A, 7.750%, 10/28/2020	$483,750
		TOTAL	1,591,817
		Government Agency—0.1%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	541,725
		Industrial - Other—0.1%
250,000		Empresas ICA Sociedad Controladora S.A., Series REGS, 8.900%, 02/04/2021	265,625
494,450		Odbrcht offshore Drillin, Series REGS, 6.625%, 10/01/2022	529,061
		TOTAL	794,686
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	123,188
		Metals & Mining—1.2%
930,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,045,087
611,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	596,648
500,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	520,000
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	194,411
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	194,411
200,000	[1,2]	Fresnillo PLC, Series 144A, 5.500%, 11/13/2023	210,000
400,000		Nord Gold NV, Series REGS, 6.375%, 05/07/2018	398,500
550,000		OAO TMK, Series REGS, 6.750%, 04/03/2020	541,750
1,800,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	1,791,000
600,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.750%, 10/24/2023	631,320
610,000		Vale Overseas Ltd., 6.875%, 11/21/2036	677,545
		TOTAL	6,800,672
		Oil & Gas—3.8%
400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/09/2020	415,000
500,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.000%, 05/04/2020	463,750
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,026,796
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	329,419
500,000		Gaz Capital SA, Series REGS, 8.625%, 04/28/2034	620,000
900,000	[1,2]	Gazprom Neft, Series 144A, 6.000%, 11/27/2023	928,125
200,000		Gazprom Via Gaz Capital SA, Series REGS, 4.950%, 05/23/2016	210,500
1,365,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 08/16/2037	1,528,800
1,100,000		Gazprom Via Gaz Capital SA, Series REGS, 9.250%, 04/23/2019	1,340,625
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	310,000
250,000	[1,2]	Gazprom, Series 144A, 4.950%, 07/19/2022	249,950
400,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.000%, 11/15/2020	448,000
300,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 04/09/2021	335,550
200,000		KazMunaiGaz Finance Sub BV, Company Guarantee, Series REGS, 11.750%, 01/23/2015	211,626
500,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 04/09/2021	559,250
600,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	589,800
225,000		Mie Holdings Corp., Series EMTN, 6.875%, 02/06/2018	232,875
525,000		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	568,312
200,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	173,766
300,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 03/28/2023	299,250
500,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 01/26/2019	522,500
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	167,250
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	223,000
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	363,285
290,000	[1,2]	Pertamina PT, Series 144A, 4.300%, 05/20/2023	275,137
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$1,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	$1,835,685
825,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	965,943
500,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	523,615
103,000		Petroleos Mexicanos, 3.500%, 7/18/2018	108,510
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	175,125
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	225,500
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	186,600
450,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	483,750
1,050,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	1,221,938
66,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.000%, 05/08/2022	71,667
600,000	[1,2]	Petroliam Nasional Berhd, Series 144A, 7.750%, 08/15/2015	646,182
500,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	517,550
364,080		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.250%, 07/30/2018	381,829
450,000		QGOG Constellation SA, Series REGS, 6.250%, 11/09/2019	456,750
235,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	246,409
200,000		State Oil Co Of The Azer, Sr. Unsecd. Note, 5.450%, 02/09/2017	212,980
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	274,643
300,000	[1,2]	Transport de Gas Peru, Series 144A, 4.250%, 04/30/2028	284,250
150,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.750%, 04/04/2024	157,110
790,000		YPF Sociedad Anonima, Series REGS, 8.750%, 4/04/2024	827,446
		TOTAL	22,196,048
		Rail Industry—0.1%
250,000		Rzd Capital PLC, Series REGS, 5.700%, 04/05/2022	262,586
		Real Estate—0.2%
550,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.950%, 11/15/2022	510,944
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 02/23/2018	657,720
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	225,600
		TOTAL	1,394,264
		State/Provincial—0.7%
1,510,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 02/15/2028	1,531,140
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,623,500
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	823,500
		TOTAL	3,978,140
		Technology Services—0.1%
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	402,083
		Telecommunications & Cellular—0.8%
400,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	394,600
200,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.230%, 09/12/2016	202,506
275,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	286,506
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	277,952
450,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	465,750
200,000		MTS International Funding Ltd., Series REGS, 8.625%, 06/22/2020	237,580
300,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 06/22/2020	356,370
500,000		Oi S.A., Series REGS, 5.750%, 02/10/2022	504,000
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	385,000
200,000		Qtel International Finance Ltd., Series REGS, 3.375%, 10/14/2016	210,208
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	433,500
1,100,000	[1,2]	Vimpelcom, Series 144A, 5.950%, 02/13/2023	1,093,125
		TOTAL	4,847,097
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation—0.2%
$300,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	$336,000
500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	541,250
		TOTAL	877,250
		Utilities—1.7%
200,000	[1,2]	AES Gener SA, Series 14, Series 144A, 8.375%, 12/18/2073	225,500
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 01/12/2023	198,500
300,000		Abu Dhabi National Energy Co. PJSC, Series REGS, 2.500%, 01/12/2018	305,866
650,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	670,072
200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 06/01/2019	200,600
670,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	817,366
200,000		Dubai Electricity & Water, Sr. Unsecd. Note, Series REGS, 7.375%, 10/21/2020	243,990
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	705,746
700,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	766,780
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	913,220
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	212,750
450,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	502,875
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	559,213
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 02/10/2017	274,139
200,000	[1,2]	Listrindo Capital BV, Series 144A, 6.950%, 02/21/2019	216,500
960,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	1,128,000
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	234,000
670,000	[1,2]	PT Perusahaan Gas Negara, Series 144A, 5.125%, 05/16/2024	665,813
450,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	580,500
250,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.250%, 05/27/2019	301,250
		TOTAL	9,722,680
		TOTAL CORPORATE BONDS (IDENTIFIED COST $105,250,086)	109,424,919
		FOREIGN GOVERNMENTS/AGENCIES—4.9%
		Banking—0.2%
1,000,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	1,048,450
		Sovereign—4.7%
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	316,500
400,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/01/2023	447,500
105,000		Belize, Government of, Series REGS, 5%, 2/20/2038	73,500
1,850,000		Brazil, Government of, 4.250%, 01/07/2025	1,874,975
200,000		Central Bank of Nigeria, Note, Series REGS, 6.750%, 01/28/2021	220,750
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 07/12/2018	207,300
250,000		Chile, Government of, 3.625%, 10/30/2042	219,375
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	321,900
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	758,184
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	260,875
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	465,100
360,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	352,800
205,000		El Salvador, Government , Sr. Unsecd. Note, Series REGS, 5.875%, 1/30/2025	200,695
200,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	218,468
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 7/05/2017	432,000
156,000		Hungary, Government of, 4.125%, 02/19/2018	162,630
350,000		Hungary, Government of, 5.75%, 11/22/2023	385,875
1,766,000		Hungary, Government of, 6.375%, 3/29/2021	2,013,240
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	378,677
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
905,000		Iceland, Government of, Series REGS, 4.875%, 06/16/2016	$950,395
480,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	445,200
300,000		Indonesia, Government of, Series REGS, 4.875%, 5/05/2021	315,000
200,000	[1,2]	Kenya, Government of, Series 144A, 5.875%, 6/24/2019	204,100
300,000	[1,2]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	300,375
400,000		Kingdom of Morocco, Series REGS, 4.25%, 12/11/2022	400,500
630,000		Mexico, Government of, Sr. Unsecd. Note, Series EMTN, 5.95%, 3/19/2019	733,635
200,000	[1,2]	Mongolia International B, Series 144A, 4.125%, 1/05/2018	188,000
460,000	[1,2]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	470,350
450,000		Peru, Government of, Bond, 7.350%, 07/21/2025	596,250
600,000		Philippines, Government of, 6.375%, 1/15/2032	741,000
350,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	441,000
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 1/20/2017	210,470
700,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	863,548
800,000		Republic of Indonesia, Series REGS, 5.875%, 03/13/2020	888,000
600,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 07/15/2019	711,000
200,000	[1,2]	Republic of Serbia, Series 144A, 7.25%, 9/28/2021	228,000
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	95,738
60,000	[1,2]	Romania, Government of, Series 144A, 6.125%, 01/22/2044	68,181
857,620		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	993,244
400,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	421,000
400,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	423,000
1,835,000		Turkey, Government of, 5.750%, 03/22/2024	2,004,737
1,700,000		Turkey, Government of, 7.000%, 9/26/2016	1,876,290
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	545,000
1,150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	1,397,250
500,000		United Mexican States, Note, 5.125%, 01/15/2020	566,500
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	1,037,500
		TOTAL	27,425,607
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $27,431,076)	28,474,057
		MORTGAGE-BACKED SECURITIES—3.0%
		Federal Home Loan Mortgage Corporation—1.9%
$728,416		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	749,529
726,871		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/1/2043	747,144
3,744,915		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 1/1/2044	3,965,513
1,618,116		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 1/1/2044	1,713,434
23,533		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	25,332
1,412,513		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 7/1/2043	1,495,719
333,461		Federal Home Loan Mortgage Corp. Pool Q20332, 3.500%, 30 Year, 7/1/2043	342,761
677,483		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 9/1/2043	717,391
1,155,828		Federal Home Loan Mortgage Corp. Pool Q23309, 4.000%, 30 Year, 12/1/2043	1,223,913
		TOTAL	10,980,736
		Federal National Mortgage Association—1.1%
1,740,063		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 1/1/2041	1,892,591
84,847		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	87,340
1,001,761		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,020,622
447,680		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	455,969
843,644		Federal National Mortgage Association Pool AV6336, 4.500%, 30 Year, 1/1/2044	913,772
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,996,930		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 5/1/2044	$2,055,277
		TOTAL	6,425,571
		Government National Mortgage Association—0.0%
16,990		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	20,062
9,012		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	10,693
23,718		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	27,428
33,457		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	38,722
		TOTAL	96,905
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,324,214)	17,503,212
		U.S. TREASURY—2.7%
631,044	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	664,272
4,350,000	[4,5]	United States Treasury Bill, 0.005%, 7/17/2014	4,349,973
4,850,000	[4,5]	United States Treasury Bill, 0.024%, 8/7/2014	4,849,924
1,650,000	[4,5]	United States Treasury Bill, 0.030%, 8/21/2014	1,649,941
4,000,000	[4,5]	United States Treasury Bill, 0.030%, 8/28/2014	3,999,855
		TOTAL U.S. TREASURY (IDENTIFIED COST $15,541,515)	15,513,965
		INVESTMENT COMPANY—24.7%
20,310,460	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $138,452,499)	142,985,636
		REPURCHASE AGREEMENT—4.2%
$24,605,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	24,605,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $539,273,869)[7]	581,509,618
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(1,426,590)
		TOTAL NET ASSETS—100%	$580,083,028
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3S&P 500 Long Futures	683	$333,372,300	September 2014	$1,580,618
[3]United States Treasury Bond Long Short Futures	58	$7,956,875	September 2014	$(65,232)
[3]United States Treasury Bond Ultra Short Futures	45	$6,747,188	September 2014	$(75,101)
[3]United States Treasury Note 5-Year Short Futures	112	$13,379,625	September 2014	$(72,002)
[3]United States Treasury Note 10-Year Short Futures	180	$22,530,938	September 2014	$(51,021)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,317,262
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $65,018,674, which represented 11.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $65,018,674, which represented 11.2% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
Semi-Annual Shareholder Report
12

7	The cost of investments for federal tax purposes amounts to $539,587,078.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$89,750,522	$—	$—	$89,750,522
International	78,757,688	—	—	78,757,688
Preferred Stocks
Domestic	35,245,397	27,307,995	—	62,553,392
International	3,441,082	—	—	3,441,082
Debt Securities:
Adjustable Rate Mortgage	—	21,201	—	21,201
Asset-Backed Security	—	227,398	—	227,398
Collateralized Mortgage Obligations	—	7,196,501	—	7,196,501
Commercial Mortgage-Backed Security	—	1,055,045	—	1,055,045
Corporate Bonds	—	109,424,919	—	109,424,919
Foreign Governments/Agencies	—	28,474,057	—	28,474,057
Mortgage-Backed Securities	—	17,503,212	—	17,503,212
U.S. Treasury	—	15,513,965	—	15,513,965
Investment Company	142,985,636	—	—	142,985,636
Repurchase Agreement	—	24,605,000	—	24,605,000
TOTAL SECURITIES	$350,180,325	$231,329,293	$—	$581,509,618
OTHER FINANCIAL INSTRUMENTS*	$1,317,262	$—	$—	$1,317,262
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.30	$9.56	$9.22	$9.15	$8.67	$7.25
Income From Investment Operations:
Net investment income[1]	0.37	0.50	0.44	0.43	0.39	0.46
Net realized and unrealized gain on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.54	1.54	0.77	0.00[2]	0.61	1.45
TOTAL FROM INVESTMENT OPERATIONS	0.91	2.04	1.21	0.43	1.00	1.91
Less Distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.29)	(0.36)	(0.52)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.80)	—	(0.58)	—	—	—
TOTAL DISTRIBUTIONS	(1.18)	(0.30)	(0.87)	(0.36)	(0.52)	(0.49)
Net Asset Value, End of Period	$11.03	$11.30	$9.56	$9.22	$9.15	$8.67
Total Return[3]	8.84%	21.74%	13.55%	4.77%	12.08%	28.28%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.82%	0.82%	1.02%[5]	1.13%[5]	1.13%[5]
Net investment income	6.85%[4]	4.80%	4.75%	4.74%	4.50%	6.03%
Expense waiver/reimbursement[6]	0.14%[4]	0.16%	0.16%	0.16%	0.33%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$580,083	$451,067	$235,409	$122,494	$54,450	$36,913
Portfolio turnover	27%	52%	27%	114%	96%	69%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	52%	27%	113%	96%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.11% and 1.12% for the years ended December 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $142,985,636 of investment in an affiliated holding (Note 5) (identified cost $539,273,869)		$581,509,618
Cash		2,191,547
Cash denominated in foreign currencies (identified cost $810,555)		806,865
Income receivable		2,993,208
Receivable for investments sold		3,781,098
Receivable for shares sold		996,256
Receivable for daily variation margin		519
TOTAL ASSETS		592,279,111
Liabilities:
Payable for investments purchased	$10,324,049
Payable for shares redeemed	1,821,690
Accrued expenses (Note 5)	50,344
TOTAL LIABILITIES		12,196,083
Net assets for 52,578,695 shares outstanding		$580,083,028
Net Assets Consist of:
Paid-in capital		$511,662,788
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		43,550,154
Accumulated net realized gain on investments, written options, futures contracts, swap contracts and foreign currency transactions		7,950,895
Undistributed net investment income		16,919,191
TOTAL NET ASSETS		$580,083,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$580,083,028 ÷ 52,578,695 shares outstanding, no par value, unlimited shares authorized		$11.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Dividends (including $6,687,387 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $201,876)		$15,375,740
Interest		3,547,349
TOTAL INCOME		18,923,089
Expenses:
Investment adviser fee (Note 5)	$1,861,635
Administrative fee (Note 5)	255,892
Custodian fees	22,915
Transfer agent fee	19,160
Directors'/Trustees' fees (Note 5)	1,642
Auditing fees	14,546
Legal fees	7,947
Portfolio accounting fees	75,485
Printing and postage	8,151
Miscellaneous (Note 5)	4,517
TOTAL EXPENSES	2,271,890
Reimbursement of investment adviser fee (Note 5)	(355,270)
Net expenses		1,916,620
Net investment income		17,006,469
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $27,452 on sales of investments in an affiliated holding (Note 5)) and foreign currency transactions		3,834,457
Net realized gain on futures contracts		16,043,953
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		13,646,298
Net change in unrealized appreciation of futures contracts		(4,548,627)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		28,976,081
Change in net assets resulting from operations		$45,982,550
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,006,469	$15,891,871
Net realized gain on investments, futures contracts and foreign currency transactions	19,878,410	30,725,134
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	9,097,671	19,826,536
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,982,550	66,443,541
Distributions to Shareholders:
Distributions from net investment income	(16,297,881)	(8,231,272)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(34,307,764)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,605,645)	(8,231,272)
Share Transactions:
Proceeds from sale of shares	125,013,658	210,993,255
Net asset value of shares issued to shareholders in payment of distributions declared	50,605,645	8,231,272
Cost of shares redeemed	(41,980,191)	(61,778,711)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,639,112	157,445,816
Change in net assets	129,016,017	215,658,085
Net Assets:
Beginning of period	451,067,011	235,408,926
End of period (including undistributed net investment income of $16,919,191 and $16,210,603, respectively)	$580,083,028	$451,067,011
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, Federated Equity Management Company of Pennsylvania (“Adviser”) became registered as a “commodity pool operator” with respect to its operation of the Fund. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report
19

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $262,544,046 and $49,825,962, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,675 and $2,153, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency and individual security risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At June 30, 2014, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $994. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$1,317,262*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Purchased Option Contracts	Total
Interest rate contracts	$16,043,953	$—	$—	$16,043,953
Foreign exchange contracts	—	1,578	—	1,578
Equity contracts	—	—	(120,172)	(120,172)
TOTAL	$16,043,953	$1,578	$(120,172)	$15,925,359

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(4,548,627)	$—	$(4,548,627)
Foreign exchange contracts	—	(1,566)	(1,566)
TOTAL	$(4,548,627)	$(1,566)	$(4,550,193)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year ended 12/31/2013
Shares sold	11,560,211	20,421,198
Shares issued to shareholders in payment of distributions declared	4,966,207	827,263
Shares redeemed	(3,874,489)	(5,947,464)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	12,651,929	15,300,997
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $539,587,078. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $41,922,540. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,405,039 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,482,499.
At December 31, 2013, the Fund had a capital loss carryforward of $5,091,142 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,415,525	NA	$2,415,525
2017	$2,675,617	NA	$2,675,617
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2014, the Sub-Adviser earned a fee of $337,157.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodity Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.103% of average daily net assets of the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,486,683 and $584,250, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2014, the Adviser reimbursed $355,270. Transactions involving the affiliated holding during the six months ended June 30, 2014, were as follows:
Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2013	15,649,980
Purchases/Additions	4,980,369
Sales/Reductions	(319,889)
Balance of Shares Held 6/30/2014	20,310,460
Value	$142,985,636
Dividend Income	$6,687,387
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated High Income Bond Fund II (IFHIBF), a portfolio of Federated Insurance Series, which is managed by Federated Investment Management Company, the Fund's Sub-Adviser. The investment objective of IFHIBF is to achieve high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds. Income distributions from IFHIBF are declared and paid annually, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from IFHIBF are declared and paid annually, and are recorded by the Fund as capital gains.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$221,816,506
Sales	$112,611,287
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At June 30, 2014, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	66.3%
Canada	6.6%
Great Britain	4.0%
Mexico	2.3%
Russia	1.8%
Brazil	1.6%
France	1.5%
Turkey	1.5%
Cayman Islands	1.4%
Netherlands	1.4%
Luxembourg	1.3%
Bermuda	1.2%
Other[1]	9.1%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,088.40	$3.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.98	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the
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Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. . In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00433-03 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	17.3%
U.S. Treasury Securities	12.1%
Non-Agency Commercial Mortgage-Backed Securities	7.6%
Non-Agency Mortgage-Backed Securities	5.6%
U.S. Government Agency Securities	3.4%
Repurchase Agreements—Collateral[2]	3.1%
Repurchase Agreements	2.0%
Other Assets and Liabilities—Net[3]	(2.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—12.1%
		U.S. Treasury Bonds—1.4%
$2,000,000		3.750%, 8/15/2041	$2,167,378
370,000		7.500%, 11/15/2024	539,399
		TOTAL	2,706,777
		U.S. Treasury Notes—10.7%
2,000,000		1.500%, 8/31/2018	2,010,176
3,500,000		2.000%, 2/15/2023	3,396,641
5,500,000	[1]	3.125%, 5/15/2021	5,872,002
9,128,320	[2]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	9,366,690
		TOTAL	20,645,509
		TOTAL U.S. TREASURY (IDENTIFIED COST $22,910,981)	23,352,286
		GOVERNMENT AGENCIES—3.4%
		Federal Farm Credit System—0.6%
1,000,000		5.750%, 12/7/2028	1,264,876
		Federal Home Loan Bank System—0.8%
1,100,000		7.125%, 2/15/2030	1,524,387
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,608,285
72,000		6.750%, 9/15/2029	102,549
		TOTAL	1,710,834
		Tennessee Valley Authority Bonds—1.1%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,195,271
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,626,581)	6,695,368
		MORTGAGE-BACKED SECURITIES—51.6%
		Federal Home Loan Mortgage Corporation—19.9%
2,882,015		3.000%, 8/1/2043	2,843,401
6,279,533		3.500%, 4/1/2042 - 9/1/2043	6,455,728
6,387,546		4.000%, 12/1/2041 - 1/1/2042	6,763,812
8,075,391		4.500%, 6/1/2019 - 4/1/2041	8,711,478
4,355,502		5.000%, 7/1/2019 - 6/1/2040	4,783,670
5,188,186		5.500%, 12/1/2020 - 3/1/2040	5,804,639
1,654,448		6.000%, 4/1/2016 - 7/1/2037	1,859,825
259,147		6.500%, 6/1/2022 - 5/1/2031	295,090
731,587		7.000%, 12/1/2029 - 4/1/2032	856,157
79,283		7.500%, 12/1/2030 - 1/1/2031	94,968
10,638		8.500%, 5/1/2030	13,026
3,597		9.000%, 2/1/2025 - 5/1/2025	4,351
		TOTAL	38,486,145
		Federal National Mortgage Association—19.3%
7,961,120		3.500%, 8/1/2042 - 9/1/2042	8,199,551
10,875,770		4.000%, 2/1/2041 - 4/1/2042	11,545,905
8,764,702		4.500%, 12/1/2019 - 2/1/2042	9,499,208
2,170,209		5.000%, 7/1/2034 - 7/1/2040	2,410,089
1,737,888		5.500%, 11/1/2021 - 4/1/2036	1,943,225
2,772,947		6.000%, 4/1/2016 - 3/1/2038	3,105,189
210,442		6.500%, 6/1/2029 - 11/1/2035	242,166
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$308,033		7.000%, 3/1/2015 - 4/1/2032	$359,333
13,881		7.500%, 8/1/2028 - 2/1/2030	16,480
14,347		8.000%, 7/1/2030	17,376
		TOTAL	37,338,522
		Government Agency—1.3%
2,651,991	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	2,589,698
		Government National Mortgage Association—11.1%
7,929,727		3.500%, 6/15/2042	8,247,845
6,603,094		4.500%, 6/20/2039 - 8/20/2040	7,232,817
1,018,964		5.000%, 7/15/2034	1,129,761
760,358		5.500%, 5/20/2035	856,620
2,703,634		6.000%, 4/15/2032 - 7/20/2038	3,061,844
715,038		6.500%, 12/15/2023 - 5/15/2032	828,485
29,701		7.500%, 10/15/2029 - 3/20/2030	35,541
2,663		8.000%, 4/15/2030	3,205
3,740		9.500%, 11/15/2016	3,863
		TOTAL	21,399,981
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $94,010,452)	99,814,346
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
		Non-Agency Mortgage-Backed Securities—5.6%
1,077,332		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,082,393
1,109,291		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,038,461
454,903		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	399,500
1,109,344	[3,4]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,096,001
2,424,857	[3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,329,835
360,096		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	357,376
56,001		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	55,560
209,766		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	214,019
604,232		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	615,901
796,040		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	800,534
1,401,516	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,449,293
1,572,264		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,403,433
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,170,407)	10,842,306
		COMMERCIAL MORTGAGE-BACKED SECURITIES—24.9%
		Agency Commercial Mortgage-Backed Securities—17.3%
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,060,732
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,171,123
2,679,987		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	2,839,162
3,826,828		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	3,842,303
2,725,431		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,784,442
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,224,600
2,500,000	[3,4]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,512,011
2,750,000	[3,4]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,778,915
4,000,000	[3,4]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	4,030,158
2,228,297		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	2,250,841
		TOTAL	33,494,287
		Non-Agency Commercial Mortgage-Backed Securities—7.6%
2,482,115	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,535,021
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,466,308
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Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	$2,765,678
2,269,365	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,369,837
2,070,319	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,118,267
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,560,134
		TOTAL	14,815,245
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,390,565)	48,309,532
		REPURCHASE AGREEMENTS—5.1%
3,782,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988.	3,782,000
6,015,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988 (purchased with proceeds from securities lending collateral).	6,015,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,797,000
		TOTAL INVESTMENTS—102.7% (IDENTIFIED COST $191,905,986)[5]	198,810,838
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[6]	(5,252,135)
		TOTAL NET ASSETS—100%	$193,558,703
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Long Bond Short Futures	8	$1,097,500	September 2014	$(381)
7U.S. Treasury Note 5-Year Short Futures	17	$2,030,836	September 2014	$2,751
7U.S. Treasury Note 10-Year Short Futures	40	$5,006,875	September 2014	$12,410
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,780
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $28,134,848, which represented 14.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $28,134,848, which represented 14.5% of total net assets.
5	The cost of investments for federal tax purposes amounts to $191,486,739.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Securities	$—	$23,352,286	$—	$23,352,286
Government Agencies	—	6,695,368	—	6,695,368
Mortgage-Backed Securities	—	99,814,346	—	99,814,346
Collateralized Mortgage Obligations	—	10,842,306	—	10,842,306
Commercial Mortgage-Backed Securities	—	48,309,532	—	48,309,532
Repurchase Agreements	—	9,797,000	—	9,797,000
TOTAL SECURITIES	$—	$198,810,838	$—	$198,810,838
OTHER FINANCIAL INSTRUMENTS*	$14,780	$—	$—	$14,780
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.95	$11.55	$11.66	$11.50	$11.45	$11.45
Income From Investment Operations:
Net investment income	0.15	0.26[1]	0.30[1]	0.35[1]	0.37[1]	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.19	(0.49)	0.03	0.29	0.20	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.23)	0.33	0.64	0.57	0.57
Less Distributions:
Distributions from net investment income	(0.33)	(0.37)	(0.44)	(0.48)	(0.52)	(0.57)
Net Asset Value, End of Period	$10.96	$10.95	$11.55	$11.66	$11.50	$11.45
Total Return[2]	3.12%	(2.05)%	2.98%	5.78%	5.17%	5.21%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.76%	0.76%	0.74%	0.74%	0.74%
Net investment income	2.50%[3]	2.34%	2.60%	3.10%	3.25%	3.64%
Expense waiver/reimbursement[4]	0.03%[3]	0.03%	0.01%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,559	$201,117	$246,569	$281,306	$306,894	$342,705
Portfolio turnover	31%	94%	127%	157%	138%	165%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	11%	38%	31%	51%	41%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $5,872,002 of securities loaned (identified cost $191,905,986)		$198,810,838
Income receivable		626,780
Receivable for shares sold		241,403
TOTAL ASSETS		199,679,021
Liabilities:
Payable for shares redeemed	$35,184
Bank overdraft	53,076
Payable for daily variation margin	6,570
Payable for collateral due to broker for securities lending	6,015,000
Payable for Directors'/Trustees' fees (Note 5)	295
Accrued expenses (Note 5)	10,193
TOTAL LIABILITIES		6,120,318
Net assets for 17,659,538 shares outstanding		$193,558,703
Net Assets Consist of:
Paid-in capital		$185,137,749
Net unrealized appreciation of investments and futures contracts		6,919,632
Accumulated net realized loss on investments and futures contracts		(933,454)
Undistributed net investment income		2,434,776
TOTAL NET ASSETS		$193,558,703
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$193,558,703 ÷ 17,659,538 shares outstanding, no par value, unlimited shares authorized		$10.96
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest (including income on securities loaned of $1,991)		$3,182,400
Expenses:
Investment adviser fee (Note 5)	$585,242
Administrative fee (Note 5)	76,195
Custodian fees	11,773
Transfer agent fee	9,545
Directors'/Trustees' fees (Note 5)	977
Auditing fees	10,910
Legal fees	6,525
Portfolio accounting fees	50,722
Printing and postage	24,398
Miscellaneous (Note 5)	2,761
TOTAL EXPENSES	779,048
Waiver of investment adviser fee (Note 5)	(32,962)
Net expenses		746,086
Net investment income		2,436,314
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		351,916
Net realized loss on futures contracts		(215,191)
Net change in unrealized appreciation of investments		3,520,745
Net change in unrealized appreciation of futures contracts		14,780
Net realized and unrealized gain on investments and futures contracts		3,672,250
Change in net assets resulting from operations		$6,108,564
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,436,314	$5,217,570
Net realized gain (loss) on investments and futures contracts	136,725	(594,652)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,535,525	(9,423,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,108,564	(4,800,930)
Distributions to Shareholders:
Distributions from net investment income	(5,762,197)	(7,602,159)
Share Transactions:
Proceeds from sale of shares	7,111,499	11,793,872
Net asset value of shares issued to shareholders in payment of distributions declared	5,762,198	7,602,159
Cost of shares redeemed	(20,778,043)	(52,445,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,904,346)	(33,049,479)
Change in net assets	(7,557,979)	(45,452,568)
Net Assets:
Beginning of period	201,116,682	246,569,250
End of period (including undistributed net investment income of $2,434,776 and $5,760,659, respectively)	$193,558,703	$201,116,682
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Semi-Annual Shareholder Report
10

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $15,566,232. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$5,872,002	$6,015,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$14,780*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(251,191)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$14,780
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	648,670	1,058,608
Shares issued to shareholders in payment of distributions declared	535,023	681,197
Shares redeemed	(1,896,171)	(4,718,128)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(712,478)	(2,978,323)
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $191,486,739. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $7,324,099. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,197,500 and net unrealized depreciation from investments for those securities having an excess of cost over value of $873,401.
At December 31, 2013, the Fund had a capital loss carryforward of $1,468,047 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,174,731	$195,036	$1,369,767
2017	$98,280	NA	$98,280
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the Adviser voluntarily waived $32,962 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76%, (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$1,458.675
Sales	$6,155,462
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,031.20	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.03	$3.81
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	12.4%
Health Care	8.5%
Media Entertainment	6.6%
Independent Energy	6.1%
Packaging	5.7%
Retailers	4.8%
Midstream	4.5%
Automotive	4.3%
Cable Satellite	4.3%
Wireless Communications	3.7%
Financial Institutions	3.6%
Food & Beverage	3.6%
Gaming	3.6%
Other[2]	23.4%
Cash Equivalents[3]	4.4%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.0%
		Aerospace/Defense—0.8%
$800,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$875,000
200,000		TransDigm, Inc., 5.50%, 10/15/2020	204,280
500,000		TransDigm, Inc., 7.50%, 7/15/2021	556,250
825,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	848,719
400,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	417,000
		TOTAL	2,901,249
		Automotive—4.2%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,348,312
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	537,500
275,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	297,000
250,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 5.125%, 2/15/2019	263,750
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	962,500
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	549,812
550,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	624,250
325,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	197,438
325,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	359,938
775,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	829,250
650,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	726,375
300,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	319,875
875,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	988,750
825,000		Lear Corp., Series WI, 4.75%, 1/15/2023	825,000
400,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	414,000
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	350,875
900,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	952,875
300,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	339,750
1,050,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	1,102,500
725,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	792,969
300,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	306,000
200,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	213,210
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,456,375
		TOTAL	14,758,304
		Building Materials—2.8%
450,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	475,875
575,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	596,562
450,000		Anixter International, Inc., 5.625%, 5/1/2019	485,438
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	216,000
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	321,000
675,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	713,812
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	876,000
400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	433,000
1,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,554,000
775,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	750,781
650,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	695,500
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,009,375
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	731,500
675,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	725,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	$371,438
		TOTAL	9,955,906
		Cable Satellite—4.3%
600,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	624,000
950,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	951,187
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	373,625
625,000		Charter Communications Holdings II, 5.125%, 2/15/2023	630,469
250,000		Charter Communications Holdings II, 5.75%, 1/15/2024	256,250
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	242,719
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	600,875
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	108,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	608,063
300,000		DISH DBS Corporation, 5.125%, 5/1/2020	316,125
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	106,375
2,050,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	2,229,375
650,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	658,125
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	717,187
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	840,875
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,206,062
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	479,813
875,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	871,719
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	640,500
200,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	205,500
950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	989,187
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	444,125
625,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	650,000
400,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	436,000
		TOTAL	15,186,656
		Chemicals—2.2%
850,000		Ashland, Inc., 4.75%, 8/15/2022	858,500
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	328,250
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	678,375
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,259,250
600,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	601,500
100,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	100,750
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	665,625
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	807,938
350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	358,750
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	305,250
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	728,000
625,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	658,594
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	284,628
		TOTAL	7,635,410
		Construction Machinery—0.7%
850,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	869,125
175,000		United Rentals, Inc., 5.75%, 11/15/2024	182,219
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,267,875
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	188,562
		TOTAL	2,507,781
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—1.6%
$650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	$686,562
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	871,406
1,250,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,253,125
225,000		Monitronics International, Inc., 9.125%, 4/1/2020	241,313
975,000		ServiceMaster Co., 7.00%, 8/15/2020	1,042,031
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	291,500
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	268,125
1,000,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	1,082,500
		TOTAL	5,736,562
		Consumer Products—2.5%
1,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,939,187
800,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	856,000
725,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	688,750
1,325,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	1,359,781
875,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	973,438
525,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	538,125
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	252,000
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,209,375
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	794,375
125,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	117,188
		TOTAL	8,728,219
		Diversified Manufacturing—1.4%
425,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	413,312
500,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	552,500
1,025,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,081,375
850,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	854,250
1,150,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,236,250
250,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	275,000
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	264,000
225,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	239,625
		TOTAL	4,916,312
		Financial Institutions—3.6%
800,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	815,000
275,000		Ally Financial, Inc., 3.50%, 7/18/2016	284,281
200,000		Ally Financial, Inc., 4.75%, 9/10/2018	212,750
625,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	760,937
1,075,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,204,000
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	298,547
400,000		CIT Group, Inc., 5.00%, 5/15/2017	427,250
850,000		CIT Group, Inc., 5.25%, 3/15/2018	914,812
150,000		CIT Group, Inc., 5.375%, 5/15/2020	161,578
475,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	535,563
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	575,094
750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	769,687
150,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	152,531
100,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	100,125
1,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,086,094
925,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,012,875
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	160,969
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	$298,375
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	616,688
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	239,063
1,550,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,844,500
		TOTAL	12,470,719
		Food & Beverage—3.6%
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,673,437
425,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	427,125
250,000		Constellation Brands, Inc., 4.25%, 5/1/2023	250,938
400,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	416,500
1,315,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,372,005
2,125,000		H.J. Heinz Co., 4.25%, 10/15/2020	2,140,937
1,425,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	1,464,188
575,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	632,500
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,127,500
350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	366,625
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	79,500
125,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	144,375
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	103,375
2,350,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,518,025
		TOTAL	12,717,030
		Gaming—3.6%
625,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	662,500
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	486,000
625,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	615,625
300,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	308,250
625,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 4.875%, 11/1/2020	645,313
450,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 5.375%, 11/1/2023	469,125
375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	345,000
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,233,750
150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	165,938
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	811,094
375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	448,594
300,000		MGM Resorts International, 5.25%, 3/31/2020	312,750
1,000,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	1,115,000
1,275,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	1,208,063
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	464,312
775,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	821,500
646,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	707,370
640,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	726,400
1,075,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,179,812
		TOTAL	12,726,396
		Health Care—8.5%
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,163,687
1,050,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	1,126,125
475,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	489,250
1,425,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	1,517,625
300,000		Catamaran Corp, 4.75%, 3/15/2021	303,750
1,150,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,213,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	$81,000
275,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	298,375
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	756,094
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	697,125
650,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	657,313
2,125,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,334,844
600,000		HCA, Inc., 4.75%, 5/1/2023	600,750
1,125,000		HCA, Inc., 5.00%, 3/15/2024	1,143,360
100,000		HCA, Inc., 6.25%, 2/15/2021	107,625
675,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	734,063
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	865,219
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	535,563
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,214,062
550,000		Hologic, Inc., 6.25%, 8/1/2020	583,000
1,350,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,442,812
775,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	813,750
1,625,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,706,250
2,075,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,062,031
150,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	151,875
1,250,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,450,000
1,050,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,048,687
900,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	909,000
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	859,281
825,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	868,313
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,538,812
650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	716,625
		TOTAL	29,989,516
		Independent Energy—6.1%
875,000		Antero Resources Corp., 6.00%, 12/1/2020	942,812
550,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	565,813
475,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	494,594
750,000		Approach Resources, Inc., 7.00%, 6/15/2021	785,625
375,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	389,063
600,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	657,000
750,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	818,437
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	909,562
575,000		Chaparral Energy Inc., Series WI, 7.625%, 11/15/2022	623,875
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	990,937
75,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	80,250
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	83,715
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,572,750
650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	695,500
200,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	204,500
975,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	1,048,125
200,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	230,000
425,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	445,188
75,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	78,187
900,000	[1,2]	Legacy Reserves, Series 144a, 6.625%, 12/1/2021	918,000
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	623,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$375,000		Linn Energy LLC, Series WI, 6.25%, 11/1/2019	$394,688
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	238,500
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	542,500
975,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,074,937
1,025,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,099,312
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	410,625
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	702,000
150,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	164,250
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	313,844
150,000		Range Resources Corp., 5.00%, 8/15/2022	159,750
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	321,000
600,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	653,250
275,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	299,750
775,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	857,344
275,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	275,000
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	840,875
		TOTAL	21,504,714
		Industrial - Other—2.7%
800,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	832,000
525,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	531,563
575,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	646,156
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 10/1/2022	690,187
875,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	879,375
950,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,021,250
475,000		Mastec, Inc., 4.875%, 3/15/2023	470,250
1,200,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,293,000
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	334,875
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	663,813
1,150,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,220,495
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	761,250
		TOTAL	9,344,214
		Leisure—1.2%
400,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	441,000
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	189,000
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	738,150
450,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	456,187
225,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	232,875
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	180,906
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	359,938
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	279,813
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	442,000
950,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	976,125
		TOTAL	4,295,994
		Lodging—0.6%
775,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	835,651
600,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	638,625
575,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	606,625
		TOTAL	2,080,901
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—6.6%
$475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	$533,781
450,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	452,250
100,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	103,000
500,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	517,500
400,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	455,000
1,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,637,469
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	294,937
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	161,250
450,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	487,688
1,575,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	1,704,937
1,375,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,555,469
950,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,001,062
1,175,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	1,233,750
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	948,750
250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	259,375
775,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	829,250
1,000,000		Gray Television, Inc., 7.50%, 10/1/2020	1,082,500
200,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	208,000
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	328,656
425,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	457,406
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	734,062
550,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	556,875
850,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	881,875
775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	842,813
150,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	148,313
1,225,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	1,176,000
800,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	848,000
350,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	364,875
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,437,750
725,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	734,063
950,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,056,875
		TOTAL	23,033,531
		Metals & Mining—0.4%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	104,000
825,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	899,250
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	511,875
		TOTAL	1,515,200
		Midstream—4.5%
1,025,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,085,219
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	132,500
150,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	147,750
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	511,250
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	416,250
275,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	290,813
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	778,750
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	228,750
1,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,021,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$425,000	[1,2]	Energy Transfer Equity LP, Series 144A, 5.875%, 1/15/2024	$446,250
825,000	[1,2]	Ferrellgas, LP, Series 144A, 6.75%, 1/15/2022	866,250
175,000	[1,2]	Global Partners LP/GLP Finance Corp., Series 144A, 6.25%, 7/15/2022	175,656
150,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	152,250
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	433,000
425,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	448,375
1,325,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	1,368,062
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	381,500
425,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	435,625
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	374,247
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	210,000
250,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	248,750
600,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	609,000
300,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	326,625
1,050,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	1,115,625
225,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	235,125
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	558,250
698,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	762,565
200,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	212,000
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	424,000
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	348,563
		TOTAL	15,744,250
		Oil Field Services—1.3%
400,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	449,000
1,500,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	1,503,750
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	399,000
152,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	154,660
1,175,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	1,207,312
450,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	462,375
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	368,063
		TOTAL	4,544,160
		Packaging—5.7%
200,000	[1,2]	Ardagh Finance Holdings, Series 144A, 8.625%, 6/15/2019	207,000
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,215,500
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 1.000%, 12/15/2019	401,000
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	595,125
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	73,412
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	440,000
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	200,750
850,000		Ball Corp., 4.00%, 11/15/2023	813,875
500,000		Ball Corp., 5.00%, 3/15/2022	515,000
1,950,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,963,406
100,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	102,750
325,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	333,938
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	369,250
775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	818,594
1,350,000		Crown Americas LLC, 4.50%, 1/15/2023	1,321,650
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	215,000
675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	779,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$875,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	$958,125
1,525,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,666,062
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	664,844
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,559,250
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	210,000
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	322,500
1,250,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,325,000
1,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,150,000
1,675,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,700,125
		TOTAL	19,921,781
		Paper—0.4%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	105,500
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	755,625
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	211,240
325,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	333,938
		TOTAL	1,406,303
		Pharmaceuticals—1.6%
650,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	676,000
1,125,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,170,000
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,070,063
1,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	2,055,812
450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	463,500
		TOTAL	5,435,375
		Refining—0.3%
325,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	344,500
650,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	658,125
		TOTAL	1,002,625
		Restaurants—1.0%
1,000,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,076,500
850,000		NPC INTL/OPER CO. A&B, Inc., Series WI, 10.50%, 1/15/2020	962,625
1,350,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,360,125
		TOTAL	3,399,250
		Retailers—4.8%
1,550,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,586,812
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	915,875
625,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	592,188
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	236,813
375,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	252,188
750,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	770,625
1,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,596,500
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	682,031
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	679,688
800,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	848,000
1,075,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,099,725
1,300,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,334,125
275,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	297,688
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,177,125
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,207,312
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,237,687
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$475,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	$470,250
100,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	107,000
725,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	788,437
325,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	335,562
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	317,250
250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	270,625
		TOTAL	16,803,506
		Technology—12.4%
175,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	184,625
525,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.00%, 7/1/2024	537,469
500,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	541,875
975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,007,906
750,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	787,500
1,100,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	1,078,000
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,712,812
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	638,281
1,000,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	1,072,500
750,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	765,000
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,031,937
400,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	418,000
1,175,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,298,375
800,000		Emdeon, Inc., 11.00%, 12/31/2019	923,000
825,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	853,875
1,350,000		Epicor Software Corp., 8.625%, 5/1/2019	1,459,687
925,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	959,687
375,000		First Data Corp., Series WI, 11.25%, 1/15/2021	438,750
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	302,500
3,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,631,156
325,000		Flextronics International Ltd., 4.625%, 2/15/2020	335,562
300,000		Flextronics International Ltd., 5.00%, 2/15/2023	312,000
375,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	424,688
900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	960,750
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,211,219
250,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	261,875
1,150,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,174,437
1,850,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,900,875
775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	790,500
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	310,500
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	494,438
450,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	513,563
1,000,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	1,117,500
1,050,000		Lender Processing Services, 5.75%, 4/15/2023	1,131,375
925,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	918,063
175,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	185,500
600,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	654,000
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	506,250
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	686,813
350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	352,625
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	237,656
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	$210,750
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,144,000
1,600,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,620,000
1,450,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,555,125
50,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	53,625
1,050,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,110,375
1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,610,625
625,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	655,625
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,161,050
450,000		Verisign, Inc., 4.625%, 5/1/2023	446,805
		TOTAL	43,691,104
		Transportation Services—0.5%
1,025,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,090,344
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	452,625
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	157,500
		TOTAL	1,700,469
		Utility - Electric—0.8%
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	450,500
175,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	189,438
20,349	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	20,217
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	878,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	143,438
650,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	680,062
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	501,187
		TOTAL	2,862,842
		Wireless Communications—3.7%
1,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	1,123,500
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	284,625
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	439,365
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	212,000
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,943,625
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	239,625
775,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	830,219
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	54,125
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,098,031
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	81,469
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	327,750
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	420,520
1,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,192,625
1,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,550,500
325,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	394,875
750,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	836,250
325,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	345,313
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	346,500
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	999,375
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	408,750
		TOTAL	13,129,042
		Wireline Communications—0.6%
425,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	466,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$300,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	$329,625
150,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	161,250
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	675,000
475,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	520,719
		TOTAL	2,153,031
		TOTAL CORPORATE BONDS (IDENTIFIED COST $320,154,994)	333,798,352
		COMMON STOCKS—0.1%
		Automotive—0.1%
10,207		General Motors Co.	370,514
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	13,283
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	13,283
		TOTAL COMMON STOCKS (IDENTIFIED COST $967,986)	383,797
		WARRANTS—0.0%
		Automotive—0.0%
467	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	12,427
467	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	8,667
		TOTAL WARRANTS (IDENTIFIED COST $7,175)	21,094
		REPURCHASE AGREEMENT—4.4%
$15,452,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	15,452,000
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $336,582,155)[7]	349,655,243
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	1,634,933
		TOTAL NET ASSETS—100%	$351,290,176
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $142,582,895, which represented 40.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $142,562,678, which represented 40.6% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $336,982,093.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$333,798,277	$75	$333,798,352
Equity Securities:
Common Stock
Domestic	370,514	—	13,283	383,797
International	—	—	0	0
Warrants	21,094	—	—	21,094
Repurchase Agreement	—	15,452,000	—	15,452,000
TOTAL SECURITIES	$391,608	$349,250,277	$13,358	$349,655,243
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.15	$7.17	$6.76	$7.03	$6.67	$5.03
Income From Investment Operations:
Net investment income[1]	0.20	0.44	0.49	0.53	0.56	0.55
Net realized and unrealized gain (loss) on investments	0.12	0.04	0.46	(0.18)	0.36	1.78
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.48	0.95	0.35	0.92	2.33
Less Distributions:
Distributions from net investment income	(0.43)	(0.50)	(0.54)	(0.62)	(0.56)	(0.69)
Net Asset Value, End of Period	$7.04	$7.15	$7.17	$6.76	$7.03	$6.67
Total Return[2]	4.62%	6.99%	14.70%	5.17%	14.73%	52.85%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.79%	0.77%	0.79%	0.78%	0.78%
Net investment income	5.74%[3]	6.21%	7.14%	7.77%	8.41%	9.64%
Expense waiver/reimbursement[4]	—	—	0.00%[5]	0.00%[5]	0.00%[5]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$284,603	$246,994	$205,500	$157,842	$164,640	$168,092
Portfolio turnover	16%	32%	33%	38%	45%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.11	$7.13	$6.73	$7.00	$6.65	$5.01
Income From Investment Operations:
Net investment income[1]	0.19	0.42	0.47	0.51	0.54	0.53
Net realized and unrealized gain (loss) on investments	0.12	0.04	0.45	(0.18)	0.36	1.78
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.46	0.92	0.33	0.90	2.31
Less Distributions:
Distributions from net investment income	(0.41)	(0.48)	(0.52)	(0.60)	(0.55)	(0.67)
Net Asset Value, End of Period	$7.01	$7.11	$7.13	$6.73	$7.00	$6.65
Total Return[2]	4.51%	6.73%	14.31%	4.92%	14.38%	52.47%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.04%	1.02%	1.04%	1.03%	1.03%
Net investment income	5.49%[3]	5.97%	6.88%	7.50%	8.16%	9.39%
Expense waiver/reimbursement[4]	—	—	0.00%[5]	0.00%[5]	0.00%[5]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,687	$64,085	$76,202	$71,867	$84,800	$81,866
Portfolio turnover	16%	32%	33%	38%	45%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $336,582,155)		$349,655,243
Cash		355,473
Income receivable		5,298,858
Receivable for shares sold		169,152
TOTAL ASSETS		355,478,726
Liabilities:
Payable for investments purchased	$3,943,770
Payable for shares redeemed	228,648
Payable for distribution services fee (Note 5)	13,698
Accrued expenses (Note 5)	2,434
TOTAL LIABILITIES		4,188,550
Net assets for 49,925,272 shares outstanding		$351,290,176
Net Assets Consist of:
Paid-in capital		$349,680,380
Net unrealized appreciation of investments		13,073,088
Accumulated net realized loss on investments		(20,577,128)
Undistributed net investment income		9,113,836
TOTAL NET ASSETS		$351,290,176
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$284,603,025 ÷ 40,416,766 shares outstanding, no par value, unlimited shares authorized		$7.04
Service Shares:
$66,687,151 ÷ 9,508,506 shares outstanding, no par value, unlimited shares authorized		$7.01
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$10,414,439
Dividends		27,124
TOTAL INCOME		10,441,563
Expenses:
Investment adviser fee (Note 5)	$962,547
Administrative fee (Note 5)	125,320
Custodian fees	8,913
Transfer agent fee	15,096
Directors'/Trustees' fees (Note 5)	1,258
Auditing fees	14,132
Legal fees	6,525
Portfolio accounting fees	69,170
Distribution services fee (Note 5)	81,654
Printing and postage	30,420
Miscellaneous (Note 5)	3,910
TOTAL EXPENSES	1,318,945
Net investment income		9,122,618
Realized and Unrealized Gain on Investments:
Net realized gain on investments		2,881,157
Net change in unrealized appreciation of investments		2,723,326
Net realized and unrealized gain on investments		5,604,483
Change in net assets resulting from operations		$14,727,101
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,122,618	$18,080,407
Net realized gain on investments	2,881,157	3,091,203
Net change in unrealized appreciation/depreciation of investments	2,723,326	(1,045,615)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,727,101	20,125,995
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(14,916,828)	(14,976,047)
Service Shares	(3,728,834)	(4,865,579)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,645,662)	(19,841,626)
Share Transactions:
Proceeds from sale of shares	59,295,196	103,609,223
Net asset value of shares issued to shareholders in payment of distributions declared	11,958,275	14,708,195
Cost of shares redeemed	(27,123,325)	(89,224,996)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,130,146	29,092,422
Change in net assets	40,211,585	29,376,791
Net Assets:
Beginning of period	311,078,591	281,701,800
End of period (including undistributed net investment income of $9,113,836 and $18,636,880, respectively)	$351,290,176	$311,078,591
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$20,349	$20,217
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	7,543,919	$53,106,845	12,538,091	$87,761,358
Shares issued to shareholders in payment of distributions declared	1,194,404	8,229,441	1,434,784	9,842,617
Shares redeemed	(2,887,245)	(20,583,850)	(8,074,582)	(56,488,125)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	5,851,078	$40,752,436	5,898,293	$41,115,850

	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	875,486	$6,188,351	2,286,348	$15,847,865
Shares issued to shareholders in payment of distributions declared	542,771	3,728,834	711,342	4,865,578
Shares redeemed	(924,977)	(6,539,475)	(4,667,931)	(32,736,871)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	493,280	$3,377,710	(1,670,241)	$(12,023,428)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,344,358	$44,130,146	4,228,052	$29,092,422
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $336,982,093. The net unrealized appreciation of investments for federal tax purposes was $12,673,150. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,112,812 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,439,662.
At December 31, 2013, the Fund had a capital loss carryforward of $22,965,399 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$852,357	NA	$852,357
2017	$13,179,638	NA	$13,179,638
2018	$8,933,404	NA	$8,933,404
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$81,654
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2014, FSC did not retain any fees paid by the Fund.
Expense Limitation
Effective May 1, 2014, the Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2014, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act amounted to $2,616,078.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$81,091,208
Sales	$51,311,231
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,046.20	$3.91
Service Shares	$1,000	$1,045.10	$5.17
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.98	$3.86
Service Shares	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.77%
Service Shares	1.02%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
Semi-Annual Shareholder Report

(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.5%
Information Technology	14.5%
Consumer Discretionary	12.2%
Industrials	11.6%
Financials	9.4%
Materials	8.5%
Energy	6.0%
Consumer Staples	1.3%
Utilities	0.5%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	(0.0)%
Securities Lending Collateral[4]	0.1%
Cash Equivalents[5]	5.4%
Other Assets and Liabilities—Net[6]	(1.1)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.1%
		Consumer Discretionary—12.2%
3,100	[1]	Amazon.com, Inc.	$1,006,818
26,200	[1,2,3]	Elior SCA	516,610
21,708	[1]	Five Below, Inc.	866,366
19,200	[1]	LKQ Corp.	512,448
32,000	[1]	La Quinta Holdings, Inc.	612,480
15,300		Las Vegas Sands Corp.	1,166,166
21,300	[1]	Markit Ltd.	574,674
11,800		Melco PBL Entertainment (Macau) Ltd., ADR	421,378
590,000		NagaCorp Limited	519,934
20,000	[1]	One Group Hospitality, Inc./The	99,500
625	[1]	Priceline.com, Inc.	751,875
15,171	[1]	RetailMeNot, Inc.	403,700
967,040		Samsonite International SA	3,187,948
56,533	[1]	ServiceMaster Global Holdings, Inc.	1,030,597
18,396		Starbucks Corp.	1,423,483
5,300		Whirlpool Corp.	737,866
28,750	[1]	Yoox SpA	775,537
5,000		Yum! Brands, Inc.	406,000
		TOTAL	15,013,380
		Consumer Staples—1.3%
8,900	[1]	Hain Celestial Group, Inc.	789,786
23,500	[1]	Sprouts Farmers Market, Inc.	768,920
		TOTAL	1,558,706
		Energy—6.0%
18,400	[1]	Antero Resources Corp.	1,207,592
20,223	[1]	Athlon Energy, Inc.	964,637
4,400		Core Laboratories NV	735,064
28,200	[1]	Eclipse Resources Corp.	708,666
45,149		Frank's International N.V.	1,110,665
28,699		Halliburton Co.	2,037,916
1,625	[1]	Memorial Resource Development Corp.	39,585
5,000		National-Oilwell, Inc.	411,750
3,112	[1]	RigNet, Inc.	167,488
		TOTAL	7,383,363
		Financials—9.4%
78,400		American International Group, Inc.	4,279,072
13,115		Artisan Partners Asset Management, Inc.	743,358
4,261		Assured Guaranty Ltd.	104,395
5,200		BlackRock, Inc.	1,661,920
8	[4]	CETIP SA-Mercados Organizado	89
16,718		CETIP SA-Mercados Organizado	237,964
8,200		Crown Castle International Corp.	608,932
55,200		EverBank Financial Corp.	1,112,832
7,000		Housing Development Finance Corp. Ltd.	114,872
26,100		J.P. Morgan Chase & Co.	1,503,882
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
24,000		Wells Fargo & Co.	$1,261,440
		TOTAL	11,628,756
		Health Care—31.1%
62,800	[1]	Alkermes, Inc.	3,160,724
8,600	[1]	Amsurg Corp.	391,902
70,700	[1,5]	BioDelivery Sciences International, Inc.	853,349
5,900	[1]	Biogen Idec, Inc.	1,860,329
219,700	[1,5]	Corcept Therapeutics, Inc.	615,160
34,860	[1]	Cubist Pharmaceuticals, Inc.	2,433,925
73,715	[1,5]	Dexcom, Inc.	2,923,537
280,200	[1,5]	Dyax Corp.	2,689,920
16,144	[1,5]	Egalet Corp.	211,809
48,727	[1,5]	ExamWorks Group, Inc.	1,546,108
6,903	[1]	GW Pharmaceuticals PLC, ADR	740,623
11,568	[1]	Galapagos NV	224,612
17,245	[1]	Gilead Sciences, Inc.	1,429,783
19,900	[1]	Illumina, Inc.	3,552,946
32,800	[1]	Insulet Corp.	1,301,176
22,031	[1]	InterMune, Inc.	972,669
2,535	[1]	Medidata Solutions, Inc.	108,523
9,500		Medtronic, Inc.	605,720
100,500	[1,5]	Nektar Therapeutics	1,288,410
27,300	[1]	NuVasive, Inc.	971,061
2,074	[1]	Pharmacyclics, Inc.	186,058
30,500	[1,5]	Premier, Inc.	884,500
204,000	[1,5]	Progenics Pharmaceuticals, Inc.	879,240
156,400	[1,5,6]	Protalix Biotherapeutics, Inc.	570,860
7,100	[1]	Puma Biotechnology, Inc.	468,600
10,700	[1]	Repligen Corp.	243,853
21,800	[1]	Salix Pharmaceuticals Ltd.	2,689,030
13,200	[1]	Seattle Genetics, Inc.	504,900
14,200		Shire Ltd.	1,110,596
10,900		Thermo Fisher Scientific, Inc.	1,286,200
39,000	[1,5]	Threshold Pharmaceuticals, Inc., Class THL	154,440
27,300	[1]	Veeva Systems, Inc.	694,785
406,700	[1,5]	Zogenix, Inc.	817,467
		TOTAL	38,372,815
		Industrials—11.6%
25,700		Air Lease Corp.	991,506
21,904		Allison Transmission Holdings, Inc.	681,214
9,300		Chicago Bridge & Iron Co., NV	634,260
11,600	[1]	Colfax Corp.	864,664
6,600		Danaher Corp.	519,618
26,750		Expeditors International Washington, Inc.	1,181,280
18,200		Flowserve Corp.	1,353,170
40,400	[2,3]	Frontline 2012 Ltd.	312,854
16,589		KAR Auction Services, Inc.	528,691
88,590		Louis XIII Holdings Ltd.	66,982
7,200		MSC Industrial Direct Co.	688,608
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,250	[1]	Now, Inc.	$45,263
3,600		Precision Castparts Corp.	908,640
57,800	[1,5]	RPX Corp.	1,025,950
1,100		Roper Industries, Inc.	160,611
6,300		Safran SA	412,481
21,100	[1]	Spirit Airlines, Inc.	1,334,364
4,200	[1]	Teledyne Technologies, Inc.	408,114
8,700	[1]	Verisk Analytics, Inc.	522,174
19,900		Wabtec Corp.	1,643,541
		TOTAL	14,283,985
		Information Technology—14.5%
26,900		Amadeus IT Holding SA	1,109,445
15,100		Avago Technologies Ltd.	1,088,257
17,700	[1]	ChannelAdvisor Corp.	466,572
7,500	[1]	Check Point Software Technologies Ltd.	502,725
7,200	[1]	CoStar Group, Inc.	1,138,824
12,000	[1]	Cvent, Inc.	349,080
9,900	[1]	Demandware, Inc.	686,763
6,700		FLIR Systems, Inc.	232,691
14,497	[1]	Finisar Corp.	286,316
23,800	[1]	Fleetmatics Group PLC	769,692
4,800	[1]	Guidewire Software Inc.	195,168
1,600	[1]	LinkedIn Corp.	274,352
100,000	[1,5]	Liquid Holdings Group, Inc.	191,000
35,300	[1]	Microsemi Corp.	944,628
29,600	[1]	Moneygram International, Inc.	436,008
27,400	[1]	NIC, Inc.	434,290
28,700	[1]	NXP Semiconductors NV	1,899,366
2,100	[1]	NetSuite, Inc.	182,448
31,300	[1,5]	RADWARE Ltd.	528,031
11,800	[1]	Salesforce.com, Inc.	685,344
13,600	[1]	ServiceNow, Inc.	842,656
4,000	[1]	Splunk, Inc.	221,320
53,745	[1,5]	Textura Corp.	1,270,532
16,000	[1]	Tyler Technologies, Inc.	1,459,360
30,200	[1]	Vantiv, Inc.	1,015,324
5,400	[1]	Workday, Inc.	485,244
1,400	[1]	Zillow, Inc.	200,102
		TOTAL	17,895,538
		Materials—8.5%
7,131		Eagle Materials, Inc.	672,311
23,400		LyondellBasell Industries NV	2,285,010
13,700		Martin Marietta Materials	1,809,085
10,187		Rockwood Holdings, Inc.	774,110
6,000		Sherwin-Williams Co.	1,241,460
34,600		US Silica Holdings, Inc.	1,918,224
21,537		Westlake Chemical Corp.	1,803,939
		TOTAL	10,504,139
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—0.5%
17,700		ITC Holdings Corp.	$645,696
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,863,923)	117,286,378
		WARRANTS—0.2%
		Health Care—0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	90
17,387	[1,5]	Corcept Therapeutics, Inc., Warrants	11,109
71,998	[1]	Dynavax Technologies Corp., Warrants	42,688
32,007	[1,5]	Threshold Pharmaceuticals, Inc., Warrants	67,240
128,250	[1,5]	Zogenix, Inc., Warrants	134,149
		TOTAL WARRANTS (IDENTIFIED COST $15,803)	255,276
		CORPORATE BOND—0.1%
		Health Care—0.1%
$95,000	[2,3,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	92,957
		PREFERRED STOCK—0.1%
		Health Care—0.1%
294,117	[1,4,5]	Otonomy, Inc., Pfd., Series D (IDENTIFIED COST $100,000)	100,000
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
$103,000	[7]	United States Treasury Bill, 0.025%, 8/7/2014 (IDENTIFIED COST $102,997)	102,999
		REPURCHASE AGREEMENTS—5.5%
6,759,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988.	6,759,000
104,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988 (purchased with proceeds from securities lending collateral).	104,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	6,863,000
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $80,040,723)[8]	124,700,610
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[9]	(1,366,097)
		TOTAL NET ASSETS—100%	$123,334,513
At June 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/1/2014	41,112 Norwegian Krone	$6,692	$(10)
7/2/2014	8,795 Hong Kong Dollar	$1,135	$0
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(10)
Semi-Annual Shareholder Report
5

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $922,421, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $922,421, which represented 0.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated companies.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
7	Discount rate at time of purchase.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$94,820,659	$—	$—	$94,820,659
International	22,152,776[1]	312,854	89	22,465,719
Preferred Stocks
Domestic	—	—	100,000	100,000
Warrants	—	255,276	—	255,276
Debt Securities:
Corporate Bond	—	92,957	—	92,957
U.S. Treasury	—	102,999	—	102,999
Repurchase Agreements	—	6,863,000	—	6,863,000
TOTAL SECURITIES	$116,973,435	$7,627,086	$100,089	$124,700,610
OTHER FINANCIAL INSTRUMENTS[2]	$(10)	$—	$—	$(10)
1	Includes $2,785,379 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.22	$15.06	$12.84	$14.96	$12.69	$9.80
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.12)[1]	(0.05)[1]	(0.09)[1]	0.09[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.98	5.76	2.27	(1.88)	2.19	2.89
TOTAL FROM INVESTMENT OPERATIONS	0.91	5.64	2.22	(1.97)	2.28	2.89
Less Distributions:
Distributions from net investment income	—	—	—	(0.15)	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(2.06)	(1.48)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.06)	(1.48)	—	(0.15)	(0.01)	—
Net Asset Value, End of Period	$18.07	$19.22	$15.06	$12.84	$14.96	$12.69
Total Return[3]	4.79%	40.12%	17.29%	(13.28)%	17.99%	29.49%
Ratios to Average Net Assets:
Net expenses	1.53%[4,5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]
Net investment income (loss)	(0.80)%[4]	(0.75)%	(0.34)%	(0.65)%	0.67%	(0.00)%[6]
Expense waiver/reimbursement[7]	0.16%[4]	0.25%	0.34%	0.29%	0.24%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,650	$53,392	$43,192	$43,025	$62,352	$65,698
Portfolio turnover	26%	71%	65%	63%	58%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2014 and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.78	$14.79	$12.64	$14.73	$12.51	$9.69
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.16)[1]	(0.09)[1]	(0.13)[1]	0.06[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.96	5.63	2.24	(1.84)	2.16	2.85
TOTAL FROM INVESTMENT OPERATIONS	0.87	5.47	2.15	(1.97)	2.22	2.82
Less Distributions:
Distributions from net investment income	—	—	—	(0.12)	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(2.06)	(1.48)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.06)	(1.48)	—	(0.12)	—	—
Net Asset Value, End of Period	$17.59	$18.78	$14.79	$12.64	$14.73	$12.51
Total Return[2]	4.67%	39.67%	17.01%	(13.49)%	17.75%	29.10%
Ratios to Average Net Assets:
Net expenses	1.78%[34]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(1.05)%[3]	(1.00)%	(0.65)%	(0.90)%	0.47%	(0.27)%
Expense waiver/reimbursement[5]	0.16%[3]	0.25%	0.34%	0.29%	0.24%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,685	$70,159	$51,992	$97,552	$120,887	$94,374
Portfolio turnover	26%	71%	65%	63%	58%	100%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2014 and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $69,350 of securities loaned and $16,855,768 of investment in affiliated companies (Note 5) (identified cost $80,040,723)		$124,700,610
Cash		110
Income receivable		78,186
Receivable for investments sold		314,292
Receivable for shares sold		42,293
TOTAL ASSETS		125,135,491
Liabilities:
Payable for investments purchased	$1,529,168
Payable for shares redeemed	102,067
Unrealized depreciation on foreign exchange contracts	10
Bank overdraft denominated in foreign currencies (identified cost $8,000)	7,992
Payable for collateral due to broker for securities lending	104,000
Payable for distribution services fee (Note 5)	14,347
Accrued expenses (Note 5)	43,394
TOTAL LIABILITIES		1,800,978
Net assets for 6,933,944 shares outstanding		$123,334,513
Net Assets Consist of:
Paid-in capital		$70,731,109
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		44,659,884
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		8,510,710
Accumulated net investment income (loss)		(567,190)
TOTAL NET ASSETS		$123,334,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$51,649,817 ÷ 2,858,692 shares outstanding, no par value, unlimited shares authorized		$18.07
Service Shares:
$71,684,696 ÷ 4,075,252 shares outstanding, no par value, unlimited shares authorized		$17.59
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Dividends (including net of foreign taxes withheld of $5,256)			$424,775
Interest (including income on securities loaned of $10,559)			18,042
TOTAL INCOME			442,817
Expenses:
Investment adviser fee (Note 5)		$856,528
Administrative fee (Note 5)		47,046
Custodian fees		28,787
Transfer agent fee		7,111
Directors'/Trustees' fees (Note 5)		722
Auditing fees		14,546
Legal fees		6,684
Portfolio accounting fees		32,388
Distribution services fee (Note 5)		86,027
Printing and postage		18,024
Miscellaneous (Note 5)		9,227
TOTAL EXPENSES		1,107,090
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(96,669)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(414)
TOTAL WAIVER AND REDUCTION		(97,083)
Net expenses			1,010,007
Net investment income (loss)			(567,190)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			10,150,148
Net realized loss on futures contracts			(103,596)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,989,411)
Net change in unrealized depreciation of futures contracts			39,969
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			6,097,110
Change in net assets resulting from operations			$5,529,920
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(567,190)	$(948,755)
Net realized gain on investments, futures contracts and foreign currency transactions	10,046,552	14,905,860
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(3,949,442)	22,053,177
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,529,920	36,010,282
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(5,574,595)	(4,141,962)
Service Shares	(7,703,657)	(5,031,611)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,278,252)	(9,173,573)
Share Transactions:
Proceeds from sale of shares	15,488,054	18,239,672
Net asset value of shares issued to shareholders in payment of distributions declared	13,278,250	9,173,572
Cost of shares redeemed	(21,234,502)	(25,882,282)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,531,802	1,530,962
Change in net assets	(216,530)	28,367,671
Net Assets:
Beginning of period	123,551,043	95,183,372
End of period (including accumulated net investment income (loss) of $(567,190) and $0, respectively)	$123,334,513	$123,551,043
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
12

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
At June, 30, 2014, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $954,797. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$69,350	$104,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in
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connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$10
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(2,098)	$(2,098)
Equity contracts	(103,596)	—	(103,596)
TOTAL	$(103,956)	$(2,098)	$(105,694)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(42)	$(42)
Equity contracts	39,969	—	39,969
TOTAL	$39,969	$(42)	$39,927
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	96,503	$1,788,400	173,664	$2,880,113
Shares issued to shareholders in payment of distributions declared	309,356	5,574,593	273,758	4,141,961
Shares redeemed	(325,458)	(5,952,850)	(536,222)	(8,839,932)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	80,401	$1,410,143	(88,800)	$(1,817,858)

	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	743,577	$13,699,654	925,144	$15,359,559
Shares issued to shareholders in payment of distributions declared	438,705	7,703,657	339,515	5,031,611
Shares redeemed	(842,135)	(15,281,652)	(1,045,276)	(17,042,350)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	340,147	$6,121,659	219,383	$3,348,820
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	420,548	$7,531,802	130,583	$1,530,962
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4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $80,040,723. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $44,659,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,611,092 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,951,205.
At December 31, 2013, the Fund had a capital loss carryforward of $919,831 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$919,831	NA	$919,831
The Fund used capital loss carryforwards of $700,850 to offset capital gains realized during the year ended December 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Prior to June 27, 2014, the annual advisory fee was 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the Adviser voluntarily waived $96,669 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2014, the Sub-Adviser earned a fee of $706,260.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntary choose to waive any portion of its fee. For the six months ended June 30, 2014 were as follows:
Distribution Services Fees Incurred
Service Shares	$86,027
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2014, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2014, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses and dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $337,295 and $391,811, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended June 30, 2014, were as follows:
Affiliates	Balance of Shares Held 12/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2014	Value	Dividend Income
BioDelivery Sciences International, Inc.	—	75,000	(4,300)	70,700	$853,349	$—
Corcept Therapeutics, Inc.	198,000	21,700	—	219,700	615,160	—
Corcept Therapeutics, Inc., Warrants	17,387	—	—	17,387	11,109	—
Dexcom, Inc.	102,457	876	(29,618)	73,715	2,923,537	—
Dyax Corp.	328,478	15,000	(63,278)	280,200	2,689,920	—
Egalet Corp.	—	16,144	—	16,144	211,809	—
ExamWorks Group, Inc.	64,900	—	(16,173)	48,727	1,546,108	—
Liquid Holdings Group, Inc.	—-	170,000	(70,000)	100,000	191,000	—
Nektar Therapeutics	91,770	12,230	(3,500)	100,500	1,288,410	—
Otonomy, Inc., Pfd., Series D	—-	294,117	—	294,117	100,000	—
Premier, Inc.	29,192	1,308	—	30,500	884,500	—
Progenics Pharmaceuticals, Inc.	173,000	31,000	—	204,000	879,240	—
Protalix Biotherapeutics, Inc.	156,000	400	—	156,400	570,860	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	95,000	—	—	95,000	92,957	—
RADWARE Ltd.	31,300	—	—	31,300	528,031	—
RPX Corp.	62,100	—	(4,300)	57,800	1,025,950	—
Textura Corp.	40,300	13,445	—	53,745	1,270,532	—
Threshold Pharmaceuticals, Inc., Class THL	39,000	—	—	39,000	154,440	—
Threshold Pharmaceuticals, Inc., Warrants	32,007	—	—	32,007	67,240
Zogenix, Inc.	417,213	26,939	(37,452)	406,700	817,467	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	134,149	—
TOTAL OF AFFILIATED COMPANIES	2,006,354	678,159	(228,621)	2,455,892	$16,855,768	$—
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2014, the Fund's expenses were reduced by $414 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$30,299,473
Sales	$39,491,700
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2014, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	81.9%
Netherlands Antilles	5.3%
Ireland	3.2%
Luxembourg	2.6%
United Kingdom	1.5%
Singapore	0.9%
Spain	0.9%
Israel	0.8%
France	0.7%
Italy	0.6%
Cayman Islands	0.4%
Hong Kong	0.4%
Bermuda	0.3%
Belgium	0.2%
Brazil	0.2%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,047.90	$7.77
Service Shares	$1,000	$1,046.70	$9.03
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how
Semi-Annual Shareholder Report
20

the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 12.5 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Semi-Annual Shareholder Report
21

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officers' view that fund-by-fund estimation may be unreliable was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	55.7%
Bank Instruments	24.4%
Variable Rate Instruments	7.5%
Repurchase Agreements	12.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At June 30, 2014, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.5%[5]
8-30 Days	14.5%
31-90 Days	32.6%
91-180 Days	10.5%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 16.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Equipment—0.6%
$743,140	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	$743,140
108,324	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	108,324
		TOTAL ASSET-BACKED SECURITIES	851,464
		BANK NOTE—2.1%
		Finance - Banking—2.1%
3,000,000		Bank of America N.A., 0.210%, 10/20/2014	3,000,000
		CERTIFICATES OF DEPOSIT—24.4%
		Finance - Banking—24.4%
3,000,000	[3]	Bank of Montreal, 0.222%, 7/7/2014	3,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	2,000,000
7,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 7/28/2014 - 9/29/2014	7,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.314%, 7/24/2014	2,000,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.210%, 7/31/2014	3,000,000
1,300,000	[3]	Deutsche Bank AG, 0.246%, 7/23/2014	1,300,000
1,000,000		Mizuho Bank Ltd., 0.200%, 9/12/2014	1,000,000
900,000	[3]	Natixis, 0.244%, 7/10/2014	900,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.231%, 7/28/2014	2,000,000
4,000,000		Standard Chartered Bank PLC, 0.210%, 8/22/2014	3,998,787
6,800,000		Sumitomo Mitsui Banking Corp., 0.220%, 7/1/2014 - 9/19/2014	6,800,000
2,000,000		Toronto Dominion Bank, 0.320%, 7/10/2014	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	34,998,787
		COMMERCIAL PAPER—34.2%[4]
		Aerospace/Auto—0.4%
590,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.250%, 7/25/2014	589,902
		Consumer Products—2.1%
3,000,000		Unilever N.V., 0.260%, 9/3/2014	2,998,615
		Finance - Banking—11.8%
7,000,000		ING (U.S.) Funding LLC, 0.200% - 0.205%, 7/2/2014 - 7/3/2014	6,999,932
1,000,000	[1,2]	JPMorgan Securities LLC, 0.280%, 7/16/2014	999,883
1,000,000	[1,2]	LMA-Americas LLC, 0.230%, 7/10/2014	999,943
7,000,000	[1,2]	Nationwide Building Society, 0.200%, 8/13/2014 - 8/20/2014	6,998,250
1,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	1,000,000
		TOTAL	16,998,008
		Finance - Commercial—10.3%
7,000,000	[1,2]	Alpine Securitization Corp., 0.210% - 0.220%, 9/2/2014 - 9/11/2014	6,997,165
3,800,000	[1,2]	Atlantic Asset Securitization LLC, 0.220% - 0.240%, 7/8/2014 - 9/26/2014	3,799,408
4,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 9/26/2014	3,997,873
		TOTAL	14,794,446
		Finance - Retail—8.4%
2,000,000	[1,2]	Barton Capital LLC, 0.200%, 8/20/2014	1,999,445
3,000,000	[1,2]	CAFCO, LLC, 0.220%, 11/5/2014	2,997,672
1,000,000	[1,2]	Chariot Funding LLC, 0.210%, 11/6/2014	999,253
6,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281% - 0.301%, 9/12/2014 - 11/19/2014	5,994,863
		TOTAL	11,991,233
		Oil & Oil Finance—0.4%
630,000	[1,2]	Enbridge (U.S.), Inc., (GTD by Enbridge, Inc.), 0.260%, 7/24/2014	629,895
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Telecommunications—0.8%
$415,000	[1,2]	Bell Canada, 0.250%, 7/8/2014	$414,980
725,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.240%, 7/3/2014	724,990
		TOTAL	1,139,970
		TOTAL COMMERCIAL PAPER	49,142,069
		CORPORATE BOND—0.7%
		Insurance—0.7%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,008,667
		NOTES - VARIABLE—7.5%[3]
		Aerospace/Auto—4.2%
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 7/8/2014	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.231%, 9/10/2014	2,000,000
		TOTAL	6,000,000
		Finance - Banking—2.4%
3,300,000		Connecticut Health and Educational Facilities Authority, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.150%, 7/3/2014	3,300,000
210,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.200%, 7/3/2014	210,000
		TOTAL	3,510,000
		Metals—0.5%
750,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.300%, 7/2/2014	750,000
		Municipal—0.4%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 7/2/2014	500,000
		TOTAL NOTES—VARIABLE	10,760,000
		OTHER REPURCHASE AGREEMENTS—18.1%
		Finance - Banking—18.1%
3,000,000		BNP Paribas Securities Corp., 0.416% - 0.436%, 7/14/2014 - 8/1/2014, interest in a $190,000,000 collateralized loan agreement, dated 4/15/2014-5/5/2014, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and a medium term note with a market value of $193,949,949 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
3,000,000		Barclays Capital, Inc., 0.203%, 8/15/2014, interest in a $200,000,000 collateralized loan agreement, dated 6/16/2014, in which U.S. government securities with a market value of $204,017,001 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
5,000,000		Citigroup Global Markets, Inc., 0.537%, 7/1/2014, interest in a $120,000,000 collateralized loan agreement, dated 6/30/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $122,401,802 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
5,000,000		JPMorgan Securities LLC, 0.314%, 10/1/2014, interest in a $250,000,000 collateralized loan agreement, dated 6/30/2014, in which asset-backed securities with a market value of $$255,000,583 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
6,000,000		Mizuho Securities USA, Inc., 0.456% - 1.156%, 7/7/2014 - 9/11/2014, interest in a $237,000,000 collateralized loan agreement, dated 6/13/2014, in which asset-backed securities, corporate bonds, a collateralized mortgage obligation and a medium term note with a market value of $241,829,457 have been received as collateral and held with BNY Mellon as tri-party agent.	6,000,000
4,000,000		Wells Fargo Securities, LLC, 0.355%, 7/21/2014, interest in a $200,000,000 collateralized loan agreement, dated 4/21/2014, in which an asset-backed security and collateralized mortgage obligations with a market value of $204,149,702 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	26,000,000
		REPURCHASE AGREEMENTS—12.4%
2,737,000		Interest in $2,750,000,000 joint repurchase agreement 0.07%, dated 6/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $2,750,005,347 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $2,805,005,491.	2,737,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$15,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,005,556 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2055 and the market value of those underlying securities was $2,042,538,365.	$15,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	17,737,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	143,497,987
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(59,690)
	TOTAL NET ASSETS—100%	$143,438,297
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $40,003,653, which represented 27.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $40,003,653, which represented 27.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.005
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.005
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	(0.005)
Distributions from net realized gain on investments	—	—	—	—	(0.000)[1]	(0.000)
TOTAL DISTRIBUTIONS	—	—	—	—	(0.000)[1]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.00%	0.00%[3]	0.45%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.27%	0.40%	0.36%	0.41%	0.65%
Net investment income (loss)	0.00%[4]	0.00%	0.00%	0.00%	0.00%[3]	0.48%
Expense waiver/reimbursement[5]	0.42%[4]	0.41%	0.26%	0.32%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,438	$154,973	$174,541	$204,124	$213,825	$80,265
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$17,737,000
Investment in securities	125,760,987
Total investment in securities, at amortized cost and fair value		$143,497,987
Cash		1,145
Income receivable		35,103
Receivable for shares sold		233,883
TOTAL ASSETS		143,768,118
Liabilities:
Payable for shares redeemed	329,445
Payable to adviser (Note 5)	101
Payable for Directors'/Trustees' fees (Note 5)	185
Accrued expenses (Note 5)	90
TOTAL LIABILITIES		329,821
Net assets for 143,438,931 shares outstanding		$143,438,297
Net Assets Consist of:
Paid-in capital		$143,438,480
Accumulated net realized loss on investments		(183)
TOTAL NET ASSETS		$143,438,297
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$143,438,297 ÷ 143,438,931 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$191,873
Expenses:
Investment adviser fee (Note 5)	$377,440
Administrative fee (Note 5)	58,968
Custodian fees	6,668
Transfer agent fee	2,015
Directors'/Trustees' fees (Note 5)	845
Auditing fees	10,909
Legal fees	6,542
Portfolio accounting fees	22,042
Printing and postage	20,526
Miscellaneous (Note 5)	2,565
TOTAL EXPENSES	508,520
Waiver of investment adviser fee (Note 5)	(316,647)
Net expenses		191,873
Net investment income		—
Net realized gain on investments		282
Change in net assets resulting from operations		$282
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	282	482
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	282	482
Share Transactions:
Proceeds from sale of shares	47,915,507	111,170,875
Cost of shares redeemed	(59,450,952)	(130,738,603)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,535,445)	(19,567,728)
Change in net assets	(11,535,163)	(19,567,246)
Net Assets:
Beginning of period	154,973,460	174,540,706
End of period	$143,438,297	$154,973,460
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	47,915,507	111,170,875
Shares redeemed	(59,450,952)	(130,738,603)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(11,535,445)	(19,567,728)
4. FEDERAL TAX INFORMATION
At December 31, 2013, the Fund had a capital loss carryforward of $465 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$465	NA	$465
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the Adviser voluntarily waived $316,647 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
Semi-Annual Shareholder Report
12

Evaluation and Approval of Advisory Contract–May 2014
Federated Prime Money Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
15

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
16

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
17

Federated Prime Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2014 through June 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.9%
Collateralized Mortgage Obligations	0.6%
Foreign Government Debt Securities	0.5%
U.S. Treasury and Agency Securities[2]	0.2%
Mortgage-Backed Securities[3]	0.1%
Municipal Bond	0.1%
Derivative Contracts[4]	0.2%
Cash Equivalents[5]	0.8%
Other Assets and Liabilities—Net[6]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.9%
		Basic Industry - Chemicals—1.9%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$340,624
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	664,851
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	425,988
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	906,528
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,477,187
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,037,063
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	128,926
		TOTAL	4,981,167
		Basic Industry - Metals & Mining—5.3%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,115,841
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	931,287
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	770,734
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	105,446
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	605,722
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	976,510
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	700,425
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	323,625
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	85,400
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,861
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	915,428
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,093,950
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	647,500
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	293,297
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	438,534
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,225,730
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	513,910
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,536,736
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,630,515
		TOTAL	14,147,451
		Basic Industry - Paper—0.6%
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	500,478
200,000		Westvaco Corp., 7.65%, 3/15/2027	222,495
700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	785,587
		TOTAL	1,508,560
		Capital Goods - Aerospace & Defense—0.8%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,758,720
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	322,074
		TOTAL	2,080,794
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	732,667
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,213,360
		TOTAL	1,946,027
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,147,227
		Capital Goods - Diversified Manufacturing—1.5%
450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	447,385
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,134,478
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$1,190,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	$1,316,729
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	837,200
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	305,902
		TOTAL	4,041,694
		Capital Goods - Packaging—0.6%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	483,299
300,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	325,347
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	750,694
		TOTAL	1,559,340
		Communications - Cable & Satellite—2.7%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,218,030
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,165,019
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,243,614
600,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	672,574
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	1,083,222
		TOTAL	7,382,459
		Communications - Media & Entertainment—2.2%
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	208,745
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	422,936
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,708,970
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	603,303
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	612,859
390,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	371,505
250,000		Viacom, Inc., 2.50%, 9/1/2018	255,743
740,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	753,045
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	932,664
		TOTAL	5,869,770
		Communications - Telecom Wireless—3.3%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	769,470
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,090,371
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,643,050
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	772,178
1,620,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,685,853
		TOTAL	8,960,922
		Communications - Telecom Wirelines—2.4%
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	513,187
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,095,000
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,189,398
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	763,501
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	319,415
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	627,382
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,944,194
		TOTAL	6,452,077
		Consumer Cyclical - Automotive—4.6%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,352,600
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	706,861
1,300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,317,107
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,686,732
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	887,254
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	1,014,557
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	$475,992
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	926,812
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	534,902
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,669,321
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	784,057
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,033,006
		TOTAL	12,389,201
		Consumer Cyclical - Leisure—0.4%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,088,732
		Consumer Cyclical - Lodging—0.8%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	486,563
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	268,431
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,293,556
		TOTAL	2,048,550
		Consumer Cyclical - Retailers—1.1%
1,100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	1,161,447
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	405,060
1,300,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	1,253,366
		TOTAL	2,819,873
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	312,727
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	396,457
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	447,773
		TOTAL	1,156,957
		Consumer Non-Cyclical - Food/Beverage—2.9%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	992,894
1,410,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,363,866
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	500,370
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	699,653
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,987,514
1,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	1,037,227
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	824,794
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	498,703
		TOTAL	7,905,021
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	310,831
		Consumer Non-Cyclical - Products—0.2%
480,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	483,155
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	790,856
		Consumer Non-Cyclical - Tobacco—0.3%
400,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	411,593
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	441,393
		TOTAL	852,986
		Energy - Independent—1.0%
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	238,915
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,167,500
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	902,000
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	20,585
175,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	188,125
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$70,827	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	$71,989
		TOTAL	2,589,114
		Energy - Integrated—2.6%
1,300,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,288,949
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,054,943
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	626,357
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	608,609
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,436,971
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	941,996
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,047,230
		TOTAL	7,005,055
		Energy - Midstream—2.1%
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	607,542
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	476,888
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	315,344
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,798,326
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	509,716
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,253,438
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	362,214
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	405,659
		TOTAL	5,729,127
		Energy - Oil Field Services—1.2%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	314,536
1,100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,202,539
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	496,981
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,138,664
		TOTAL	3,152,720
		Energy - Refining—0.5%
215,000		Valero Energy Corp., 7.50%, 4/15/2032	285,871
240,000		Valero Energy Corp., 9.375%, 3/15/2019	315,288
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	790,409
		TOTAL	1,391,568
		Financial Institution - Banking—16.3%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,257,254
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	506,693
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,676,034
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	932,276
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,007,195
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	595,020
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	624,122
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	342,980
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,868,135
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	690,108
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	162,975
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	978,967
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	916,386
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	541,764
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,109,928
200,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	199,922
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,096,724
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	$2,315,756
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,845,492
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	601,370
250,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	253,164
1,000,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,096,979
2,000,000		JP Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,965,682
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,549,800
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	653,573
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	575,241
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,127,892
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,351,362
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	1,015,751
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,281,587
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	442,622
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.881%, 3/29/2049	1,470,000
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,446,480
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	537,296
410,000		Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	412,067
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	257,262
1,320,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	1,512,208
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,324,868
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,318,669
		TOTAL	43,861,604
		Financial Institution - Broker/Asset Mgr/Exchange—2.8%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	546,768
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	189,466
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	377,572
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	110,357
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	393,215
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	906,036
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	442,057
2,835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	3,328,658
690,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	712,425
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	95,093
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	217,954
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	303,357
		TOTAL	7,622,958
		Financial Institution - Finance Companies—6.0%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,570,483
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	589,021
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,515,888
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,671,993
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,669,914
3,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,874,506
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	417,500
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,556,174
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 5.02%, 12/21/2065	1,083,500
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,100,900
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,088,651
		TOTAL	16,138,530
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—6.1%
$910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	$991,059
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	775,553
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,310,077
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	843,301
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,208,669
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	648,872
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	309,679
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,026,136
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,573,072
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	472,238
1,270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,243,597
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	308,926
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	404,146
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,134,671
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	909,225
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	332,588
		TOTAL	16,491,809
		Financial Institution - Insurance - P&C—2.3%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	303,063
330,000		CNA Financial Corp., 6.50%, 8/15/2016	367,718
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	768,696
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	796,638
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,293,492
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,573,579
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,136,625
		TOTAL	6,239,811
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	648,479
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	535,297
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	326,157
		TOTAL	1,509,933
		Financial Institution - REIT - Office—1.6%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	476,346
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	688,642
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,402,700
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,825,698
		TOTAL	4,393,386
		Financial Institution - REIT - Other—1.1%
810,000		Liberty Property LP, 6.625%, 10/1/2017	927,035
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	761,808
600,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	627,145
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	196,041
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	468,314
		TOTAL	2,980,343
		Financial Institution - REIT - Retail—0.6%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	995,603
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	517,669
		TOTAL	1,513,272
		Financial Institution - REIT - Healthcare—0.6%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,117,221
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$500,000		Healthcare Trust of America, 3.70%, 4/15/2023	$486,494
		TOTAL	1,603,715
		Municipal Services—1.1%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	949,559
1,805,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,905,665
		TOTAL	2,855,224
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	585,234
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	340,965
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	702,608
		TOTAL	1,628,807
		Technology—4.7%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	405,812
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	953,797
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	391,500
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	236,503
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	126,946
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,260,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	455,645
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	901,469
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	306,883
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,586,226
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,105,798
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	701,963
300,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	314,201
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	200,022
750,000		Oracle Corp., Sr. Unsecd. Note, 2.800%, 7/8/2021	748,912
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	748,298
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	287,961
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	199,303
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	723,256
		TOTAL	12,654,495
		Transportation - Airlines—1.0%
171,474		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	190,113
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,519,866
		TOTAL	2,709,979
		Transportation - Railroads—1.4%
102,016		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	119,047
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,144,289
1,250,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,184,500
750,000		Union Pacific Corp., 2.95%, 1/15/2023	748,412
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	312,776
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	157,384
		TOTAL	3,666,408
		Transportation - Services—1.8%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,950,653
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	602,992
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,190,707
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	661,506
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$433,204
		TOTAL	4,839,062
		Utility - Electric—5.9%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	856,284
1,219,303		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,341,148
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,045,550
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,313,082
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	574,973
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	555,745
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	244,114
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	259,967
896,333	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	976,053
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,248,783
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	905,810
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	373,712
1,090,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,166,895
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	238,041
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	449,413
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	260,071
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	841,448
81,305		Waterford 3 Funding Corp., 8.09%, 1/2/2017	81,322
		TOTAL	15,732,411
		Utility - Natural Gas—1.5%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,060,629
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,582,648
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,207,175
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	305,786
		TOTAL	4,156,238
		TOTAL CORPORATE BONDS (IDENTIFIED COST $243,611,099)	260,389,219
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,716		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,072
		Federal National Mortgage Association—0.0%
189		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	218
		Government National Mortgage Association—0.1%
4,234		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,933
5,952		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	6,872
7,767		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	9,136
11,280		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	13,028
15,932		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	18,405
1,371		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,581
11,326		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	13,375
3,555		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	4,128
7,210		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	8,554
23,718		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	27,428
19,977		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	23,121
41,735		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	48,322
1,751		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,067
Semi-Annual Shareholder Report
9

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,964		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	$7,224
		TOTAL	188,174
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $163,851)	190,464
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	405,535
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.564%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,572,213
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	241,425
900,000	[1,2]	Qatar, State of, Series 144A, 5.25%, 1/20/2020	1,024,830
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,122,995)	1,266,255
		U.S. TREASURY—0.2%
		U.S. Treasury Note—0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,517)	603,053
		REPURCHASE AGREEMENT—0.8%
2,196,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	2,196,000
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $249,593,782)[3]	266,622,739
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	2,055,514
		TOTAL NET ASSETS—100%	$268,678,253
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 5-Year Long Futures	518	$61,880,766	September 2014	$576
5U.S. Treasury Long Bond Short Futures	275	$37,726,563	September 2014	$(402,376)
5U.S. Treasury Note 2-Year Short Futures	100	$21,959,375	September 2014	$6,056
5U.S. Treasury Note 10-Year Short Futures	450	$56,327,344	September 2014	$(162,380)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(558,124)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $51,152,044, which represented 19.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $49,730,724, which represented 18.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$260,389,219	$—	$260,389,219
Mortgage-Backed Securities	—	190,464	—	190,464
Municipal Bond	—	405,535	—	405,535
Collateralized Mortgage Obligation	—	1,572,213	—	1,572,213
Foreign Governments/Agencies	—	1,266,255	—	1,266,255
U.S. Treasury	—	603,053	—	603,053
Repurchase Agreement	—	2,196,000	—	2,196,000
TOTAL SECURITIES	$—	$266,622,739	$—	$266,622,739
OTHER FINANCIAL INSTRUMENTS*	$(558,124)	$—	$—	$(558,124)
* Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.43	$11.80	$11.21	$11.55	$11.20	$10.00
Income From Investment Operations:
Net investment income[1]	0.21	0.41	0.44	0.50	0.52	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.29)	0.62	(0.24)	0.40	1.37
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.12	1.06	0.26	0.92	1.90
Less Distributions:
Distributions from net investment income	(0.44)	(0.49)	(0.47)	(0.60)	(0.57)	(0.70)
Net Asset Value, End of Period	$11.46	$11.43	$11.80	$11.21	$11.55	$11.20
Total Return[2]	4.16%	1.04%	9.72%	2.27%	8.50%	20.43%
Ratios to Average Net Assets:
Net expenses	0.73%[3]	0.73%	0.73%	0.70%	0.70%	0.70%
Net investment income	3.65%[3]	3.55%	3.86%	4.44%	4.61%	5.12%
Expense waiver/reimbursement[4]	0.04%[3]	0.06%	0.03%	0.06%	0.05%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,586	$230,647	$255,527	$265,952	$214,644	$230,850
Portfolio turnover	10%	23%	37%	35%	26%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.38	$11.75	$11.16	$11.50	$11.15	$9.95
Income From Investment Operations:
Net investment income[1]	0.17	0.38	0.41	0.48	0.49	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	(0.29)	0.62	(0.25)	0.40	1.37
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.09	1.03	0.23	0.89	1.87
Less Distributions:
Distributions from net investment income	(0.40)	(0.46)	(0.44)	(0.57)	(0.54)	(0.67)
Net Asset Value, End of Period	$11.43	$11.38	$11.75	$11.16	$11.50	$11.15
Total Return[2]	4.06%	0.75%	9.45%	1.99%	8.28%	20.15%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.98%	0.98%	0.95%	0.95%	0.95%
Net investment income	3.40%[3]	3.29%	3.62%	4.21%	4.36%	4.86%
Expense waiver/reimbursement[4]	0.04%[3]	0.06%	0.03%	0.06%	0.05%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,092	$38,536	$47,074	$52,191	$63,962	$69,338
Portfolio turnover	10%	23%	37%	35%	26%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $249,593,782)		$266,622,739
Cash		199
Restricted cash (Note 2)		1,056,697
Income receivable		2,938,671
Receivable for shares sold		24,560
TOTAL ASSETS		270,642,866
Liabilities:
Payable for investments purchased	$1,497,210
Payable for shares redeemed	336,230
Payable for daily variation margin	79,203
Payable for Directors'/Trustees' fees (Note 5)	281
Payable for distribution services fee (Note 5)	7,627
Accrued expenses (Note 5)	44,062
TOTAL LIABILITIES		1,964,613
Net assets for 23,461,565 shares outstanding		$268,678,253
Net Assets Consist of:
Paid-in capital		$250,833,679
Net unrealized appreciation of investments and futures contracts		16,470,833
Accumulated net realized loss on investments and futures contracts		(3,449,796)
Undistributed net investment income		4,823,537
TOTAL NET ASSETS		$268,678,253
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$231,586,122 ÷ 20,215,373 shares outstanding, no par value, unlimited shares authorized		$11.46
Service Shares:
$37,092,131 ÷ 3,246,192 shares outstanding, no par value, unlimited shares authorized		$11.43
See Notes which are an integral part of the Financial Statements
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14

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$5,853,707
Expenses:
Investment adviser fee (Note 5)	$801,334
Administrative fee (Note 5)	104,329
Custodian fees	6,859
Transfer agent fee	13,180
Directors'/Trustees' fees (Note 5)	1,162
Auditing fees	11,158
Legal fees	6,525
Portfolio accounting fees	56,530
Distribution services fee (Note 5)	46,901
Printing and postage	31,801
Miscellaneous (Note 5)	4,167
TOTAL EXPENSES	1,083,946
Waiver of investment adviser fee (Note 5)	(55,545)
Net expenses		1,028,401
Net investment income		4,825,306
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,556,384
Net realized loss on futures contracts		(3,377,616)
Net change in unrealized appreciation of investments		8,480,584
Net change in unrealized appreciation of futures contracts		(627,856)
Net realized and unrealized gain on investments and futures contracts		6,031,496
Change in net assets resulting from operations		$10,856,802
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,825,306	$9,952,356
Net realized gain (loss) on investments and futures contracts	(1,821,232)	6,788,291
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,852,728	(14,161,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,856,802	2,578,799
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(8,630,882)	(10,282,335)
Service Shares	(1,321,729)	(1,734,793)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,952,611)	(12,017,128)
Share Transactions:
Proceeds from sale of shares	9,567,941	18,658,426
Net asset value of shares issued to shareholders in payment of distributions declared	9,952,611	12,017,128
Cost of shares redeemed	(20,929,789)	(54,655,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,409,237)	(23,979,978)
Change in net assets	(505,046)	(33,418,307)
Net Assets:
Beginning of period	269,183,299	302,601,606
End of period (including undistributed net investment income of $4,823,537 and $9,950,842, respectively)	$268,678,253	$269,183,299
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees, unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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18

Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve and duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $62,653,147 and $105,163,098, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2014, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,088,732
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$332,588
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$558,124*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,377,616)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(627,856)
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19

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	741,542	$8,507,204	1,534,716	$17,581,313
Shares issued to shareholders in payment of distributions declared	770,614	8,630,882	900,380	10,282,335
Shares redeemed	(1,478,109)	(16,936,277)	(3,902,619)	(44,745,518)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	34,047	$201,809	(1,467,523)	$(16,881,870)

	Six Months Ended 6/30/2014		Year Ended 12/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	92,410	$1,060,737	95,171	$1,077,113
Shares issued to shareholders in payment of distributions declared	118,223	1,321,729	152,308	1,734,793
Shares redeemed	(349,985)	(3,993,512)	(867,085)	(9,910,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(139,352)	$(1,611,046)	(619,606)	$(7,098,108)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(105,305)	$(1,409,237)	(2,087,129)	$(23,979,978)
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $249,593,782. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the futures contracts was $17,028,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,699,877 and net unrealized depreciation from investments for those securities having an excess of cost over value of $670,920.
At December 31, 2013, the Fund had a capital loss carryforward of $1,558,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$1,558,604	NA	$1,558,604
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the Adviser voluntarily waived $55,545 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$46,901
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2014, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2014, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 31, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$27,130,776
Sales	$33,672,844
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,041.60	$3.70
Service Shares	$1,000	$1,040.60	$4.96
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.17	$3.66
Service Shares	$1,000	$1,019.93	$4.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.73%
Service Shares	0.98%
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22

Evaluation and Approval of Advisory Contract–May 2014
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
Semi-Annual Shareholder Report
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Semi-Annual Shareholder Report
24

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 7, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 7, 2014